American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity ETF (AVUS)
November 30, 2022

Avantis U.S. Equity ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.2%
AAR Corp.(1)	5,944	276,753
Aerojet Rocketdyne Holdings, Inc.(1)	28,538	1,483,976
AerSale Corp.(1)	7,471	118,415
Archer Aviation, Inc., Class A(1)(2)	8,743	21,945
Astronics Corp.(1)	2,546	21,386
Axon Enterprise, Inc.(1)	5,023	924,383
Boeing Co.(1)	16,900	3,023,072
BWX Technologies, Inc.	28,418	1,730,372
Curtiss-Wright Corp.	4,457	787,329
Ducommun, Inc.(1)	1,232	61,982
General Dynamics Corp.	8,113	2,047,640
HEICO Corp.	1,921	311,798
HEICO Corp., Class A	3,717	471,241
Hexcel Corp.	13,156	788,702
Howmet Aerospace, Inc.	19,524	735,469
Huntington Ingalls Industries, Inc.	3,616	838,767
Kaman Corp.	3,222	65,632
Kratos Defense & Security Solutions, Inc.(1)	4,717	44,906
L3Harris Technologies, Inc.	5,832	1,324,331
Lockheed Martin Corp.	18,714	9,079,846
Maxar Technologies, Inc.	1,356	32,815
Moog, Inc., Class A	9,179	798,848
National Presto Industries, Inc.	578	39,951
Northrop Grumman Corp.	4,858	2,590,723
Park Aerospace Corp.	228	3,017
Parsons Corp.(1)	2,119	104,891
Raytheon Technologies Corp.	65,810	6,496,763
Rocket Lab USA, Inc.(1)	4,097	17,166
Spirit AeroSystems Holdings, Inc., Class A	4,647	121,798
Textron, Inc.	35,552	2,537,702
TransDigm Group, Inc.	1,988	1,249,458
Triumph Group, Inc.(1)	936	10,717
V2X, Inc.(1)	491	19,841
Virgin Galactic Holdings, Inc.(1)	12,178	61,986
Woodward, Inc.	8,234	788,817
		39,032,438
Air Freight and Logistics — 1.0%
Air Transport Services Group, Inc.(1)	29,143	817,170
Atlas Air Worldwide Holdings, Inc.(1)	8,947	901,589
CH Robinson Worldwide, Inc.	14,184	1,421,521
Expeditors International of Washington, Inc.	43,794	5,082,732
FedEx Corp.	38,264	6,972,466
Forward Air Corp.	6,973	783,556
GXO Logistics, Inc.(1)	5,018	235,143
Hub Group, Inc., Class A(1)	9,543	803,043
Radiant Logistics, Inc.(1)	5,967	31,864
United Parcel Service, Inc., Class B	79,436	15,071,392
		32,120,476

Airlines — 0.4%
Alaska Air Group, Inc.(1)	39,148	1,857,181
Allegiant Travel Co.(1)	5,393	445,516
American Airlines Group, Inc.(1)	32,047	462,438
Blade Air Mobility, Inc.(1)	4,367	21,486
Delta Air Lines, Inc.(1)	42,648	1,508,460
Frontier Group Holdings, Inc.(1)	2,424	31,609
Hawaiian Holdings, Inc.(1)	13,240	184,036
JetBlue Airways Corp.(1)	45,506	362,228
Joby Aviation, Inc.(1)	21,128	87,047
Mesa Air Group, Inc.(1)	29	36
SkyWest, Inc.(1)	10,869	200,533
Southwest Airlines Co.(1)	66,434	2,651,381
Spirit Airlines, Inc.(1)	22,764	494,207
Sun Country Airlines Holdings, Inc.(1)	4,102	82,860
United Airlines Holdings, Inc.(1)	73,502	3,246,583
Wheels Up Experience, Inc.(1)	5,100	6,528
		11,642,129
Auto Components — 0.4%
Adient PLC(1)	253	9,852
American Axle & Manufacturing Holdings, Inc.(1)	64,318	669,550
Aptiv PLC(1)	20,727	2,210,949
Autoliv, Inc.	16,422	1,451,705
BorgWarner, Inc.	50,066	2,128,306
Dana, Inc.	29,585	520,992
Dorman Products, Inc.(1)	478	42,848
Garrett Motion, Inc.(1)	1,509	10,684
Gentex Corp.	45,039	1,301,627
Gentherm, Inc.(1)	7,438	532,486
Goodyear Tire & Rubber Co.(1)	80,041	898,060
LCI Industries	8,153	806,006
Lear Corp.	10,806	1,558,657
Modine Manufacturing Co.(1)	7,758	164,237
Motorcar Parts of America, Inc.(1)	4,857	54,738
Patrick Industries, Inc.	5,442	304,371
QuantumScape Corp.(1)(2)	8,285	62,055
Solid Power, Inc.(1)	7,256	26,629
Standard Motor Products, Inc.	2,878	110,544
Stoneridge, Inc.(1)	2,922	69,222
Visteon Corp.(1)	1,011	148,415
		13,081,933
Automobiles — 1.3%
Canoo, Inc.(1)(2)	2,988	4,004
Fisker, Inc.(1)(2)	4,316	33,406
Ford Motor Co.	613,251	8,524,189
General Motors Co.	217,884	8,837,375
Harley-Davidson, Inc.	31,120	1,466,686
Lordstown Motors Corp., Class A(1)(2)	20,732	34,415
Lucid Group, Inc.(1)(2)	16,519	167,503
Rivian Automotive, Inc., Class A(1)(2)	47,570	1,524,143
Tesla, Inc.(1)	104,663	20,377,886
Thor Industries, Inc.	16,311	1,405,029
Winnebago Industries, Inc.	12,642	740,695
Workhorse Group, Inc.(1)(2)	77,468	178,176
		43,293,507

Banks — 6.2%
1st Source Corp.	2,466	140,809
ACNB Corp.	607	23,855
Amalgamated Financial Corp.	7,340	195,758
Amerant Bancorp, Inc.	7,771	228,934
American National Bankshares, Inc.	154	5,940
Ameris Bancorp	17,299	914,771
Arrow Financial Corp.	3,282	115,428
Associated Banc-Corp.	34,955	859,893
Atlantic Union Bankshares Corp.	17,437	621,978
Banc of California, Inc.	14,998	254,516
BancFirst Corp.	3,441	350,776
Bancorp, Inc.(1)	22,924	687,032
Bank First Corp.(2)	1,853	176,091
Bank of America Corp.	439,475	16,634,129
Bank of Hawaii Corp.	12,235	986,997
Bank of Marin Bancorp	3,286	117,935
Bank OZK	29,128	1,344,257
BankUnited, Inc.	21,926	805,123
Bankwell Financial Group, Inc.	390	11,540
Banner Corp.	8,901	628,589
Bar Harbor Bankshares	1,386	41,954
Baycom Corp.	535	10,144
BCB Bancorp, Inc.	4,045	76,248
Berkshire Hills Bancorp, Inc.	12,309	383,795
Blue Ridge Bankshares, Inc.	1,176	15,323
BOK Financial Corp.	5,041	527,843
Brookline Bancorp., Inc.	22,362	317,988
Business First Bancshares, Inc.	4,402	103,535
Byline Bancorp, Inc.	6,342	144,534
Cadence Bank	41,584	1,199,283
Cambridge Bancorp	1,796	159,682
Camden National Corp.	3,094	135,455
Capital City Bank Group, Inc.	2,439	85,853
Capstar Financial Holdings, Inc.	3,115	55,758
Carter Bankshares, Inc.(1)	5,751	106,624
Cathay General Bancorp	20,817	967,366
Central Pacific Financial Corp.	8,144	172,571
Central Valley Community Bancorp	21	428
Citigroup, Inc.	190,112	9,203,322
Citizens & Northern Corp.	155	3,804
Citizens Financial Group, Inc.	77,006	3,263,514
City Holding Co.	4,169	424,904
Civista Bancshares, Inc.	1,869	42,725
CNB Financial Corp.	6,854	175,120
Coastal Financial Corp.(1)	1,776	88,658
Codorus Valley Bancorp, Inc.	16	379
Columbia Banking System, Inc.	18,063	615,226
Comerica, Inc.	30,465	2,185,559
Commerce Bancshares, Inc.	21,519	1,612,203
Community Bank System, Inc.	7,830	510,046
Community Trust Bancorp, Inc.	6,128	293,592
ConnectOne Bancorp, Inc.	10,262	269,275
CrossFirst Bankshares, Inc.(1)	13,130	182,113
Cullen/Frost Bankers, Inc.	9,354	1,356,985

Customers Bancorp, Inc.(1)	7,742	249,834
CVB Financial Corp.	24,761	710,145
Dime Community Bancshares, Inc.	13,435	479,226
Eagle Bancorp, Inc.	10,801	509,375
East West Bancorp, Inc.	34,059	2,391,282
Eastern Bankshares, Inc.	34,747	681,389
Enterprise Bancorp, Inc.	600	20,988
Enterprise Financial Services Corp.	9,161	479,487
Equity Bancshares, Inc., Class A	4,911	179,546
Esquire Financial Holdings, Inc.	883	39,594
Farmers & Merchants Bancorp, Inc.	847	24,292
Farmers National Banc Corp.	8,348	126,973
FB Financial Corp.	8,431	360,931
Fifth Third Bancorp	104,360	3,794,530
Financial Institutions, Inc.	3,849	97,457
First BanCorp	70,841	1,089,535
First Bancorp, Inc.	582	18,298
First Bancorp/Southern Pines NC	8,464	411,604
First Bancshares, Inc.	5,038	172,249
First Busey Corp.	17,829	464,802
First Business Financial Services, Inc.	1,464	56,100
First Citizens BancShares, Inc., Class A	2,416	1,972,567
First Commonwealth Financial Corp.	21,305	313,610
First Community Bankshares, Inc.	2,842	105,012
First Financial Bancorp	25,673	678,537
First Financial Bankshares, Inc.	23,906	883,327
First Financial Corp.	3,533	169,831
First Foundation, Inc.	14,595	204,476
First Hawaiian, Inc.	25,713	682,680
First Horizon Corp.	55,996	1,391,501
First Internet Bancorp	1,280	33,229
First Interstate BancSystem, Inc., Class A	16,567	722,653
First Merchants Corp.	14,137	624,997
First Mid Bancshares, Inc.	5,029	174,255
First of Long Island Corp.	6,745	131,190
First Republic Bank	21,849	2,788,151
Five Star Bancorp	2,219	59,913
Flushing Financial Corp.	7,948	165,795
FNB Corp.	78,192	1,102,507
Fulton Financial Corp.	43,738	813,089
FVCBankcorp, Inc.(1)	594	11,743
German American Bancorp, Inc.	6,597	262,956
Glacier Bancorp, Inc.	17,295	1,001,380
Great Southern Bancorp, Inc.	2,772	173,666
Guaranty Bancshares, Inc.	883	31,435
Hancock Whitney Corp.	24,906	1,365,845
Hanmi Financial Corp.	12,648	342,128
HarborOne Bancorp, Inc.	10,987	160,740
Heartland Financial USA, Inc.	12,028	586,846
Heritage Commerce Corp.	16,381	232,774
Heritage Financial Corp.	8,720	286,888
Hilltop Holdings, Inc.	17,959	535,178
Home BancShares, Inc.	32,680	831,706
HomeStreet, Inc.	4,493	122,659
HomeTrust Bancshares, Inc.	2,867	73,395

Hope Bancorp, Inc.	37,897	516,157
Horizon Bancorp, Inc.	9,289	151,039
Huntington Bancshares, Inc.	226,341	3,503,759
Independent Bank Corp.	8,793	795,942
Independent Bank Corp. (Michigan)	6,978	171,240
Independent Bank Group, Inc.	5,657	373,023
International Bancshares Corp.	16,473	867,798
Investar Holding Corp.	198	4,384
JPMorgan Chase & Co.	211,166	29,178,918
KeyCorp	191,489	3,601,908
Lakeland Bancorp, Inc.	18,132	338,706
Lakeland Financial Corp.	6,002	473,918
Live Oak Bancshares, Inc.	9,791	326,530
M&T Bank Corp.	20,954	3,562,599
Macatawa Bank Corp.	2,744	30,486
MainStreet Bancshares, Inc.	72	2,081
Mercantile Bank Corp.	5,207	181,256
Metrocity Bankshares, Inc.	6,005	135,112
Metropolitan Bank Holding Corp.(1)	2,026	128,732
Mid Penn Bancorp, Inc.	2,854	94,182
Midland States Bancorp, Inc.	6,177	166,223
MidWestOne Financial Group, Inc.	2,486	86,737
MVB Financial Corp.	1,299	31,020
National Bank Holdings Corp., Class A	7,333	341,058
NBT Bancorp, Inc.	11,044	509,791
Nicolet Bankshares, Inc.(1)	1,985	164,199
Northeast Bank	1,336	56,566
Northrim BanCorp, Inc.	822	45,711
Northwest Bancshares, Inc.	31,730	485,152
OceanFirst Financial Corp.	14,711	343,649
OFG Bancorp	18,363	531,976
Old National Bancorp	56,409	1,077,976
Old Second Bancorp, Inc.	10,288	179,628
Origin Bancorp, Inc.	7,364	301,335
Orrstown Financial Services, Inc.	1,113	29,951
Pacific Premier Bancorp, Inc.	23,109	853,878
PacWest Bancorp	21,485	561,188
Park National Corp.	4,225	639,369
Parke Bancorp, Inc.	1,098	23,881
Pathward Financial, Inc.	11,370	494,936
PCB Bancorp.	1,175	21,879
PCSB Financial Corp.	315	6,294
Peapack-Gladstone Financial Corp.	5,262	216,900
Peoples Bancorp, Inc.	9,615	288,450
Pinnacle Financial Partners, Inc.	12,929	1,084,614
PNC Financial Services Group, Inc.	45,579	7,669,123
Popular, Inc.	22,552	1,646,747
Preferred Bank	5,103	385,736
Premier Financial Corp.	8,216	239,743
Primis Financial Corp.	1,437	17,747
Professional Holding Corp., Class A(1)	1,747	52,358
Prosperity Bancshares, Inc.	14,093	1,065,008
QCR Holdings, Inc.	5,072	266,838
RBB Bancorp	4,203	94,441
Regions Financial Corp.	166,510	3,864,697

Renasant Corp.	12,702	517,861
Republic Bancorp, Inc., Class A	1,897	83,601
S&T Bancorp, Inc.	9,587	358,746
Sandy Spring Bancorp, Inc.	13,323	463,907
Seacoast Banking Corp. of Florida	16,549	568,955
ServisFirst Bancshares, Inc.	10,637	806,497
Shore Bancshares, Inc.	1,705	33,947
Sierra Bancorp	1,242	26,877
Signature Bank	8,182	1,141,389
Silvergate Capital Corp., Class A(1)	3,256	89,312
Simmons First National Corp., Class A	23,540	546,363
SmartFinancial, Inc.	3,040	91,139
South Plains Financial, Inc.	2,887	89,382
Southern First Bancshares, Inc.(1)	1,402	69,399
Southside Bancshares, Inc.	6,990	254,017
SouthState Corp.	13,157	1,155,842
Stellar Bancorp, Inc.	6,931	234,337
Stock Yards Bancorp, Inc.	5,383	398,450
Summit Financial Group, Inc.	829	23,510
SVB Financial Group(1)	7,611	1,764,078
Synovus Financial Corp.	38,571	1,624,996
Texas Capital Bancshares, Inc.(1)	12,312	738,597
Third Coast Bancshares, Inc.(1)	42	825
Tompkins Financial Corp.	3,070	256,468
Towne Bank	20,022	646,711
TriCo Bancshares	8,059	439,215
Triumph Bancorp, Inc.(1)	9,940	594,014
Truist Financial Corp.	118,472	5,545,674
Trustmark Corp.	18,823	688,545
U.S. Bancorp	134,316	6,096,603
UMB Financial Corp.	10,147	867,771
Umpqua Holdings Corp.	69,451	1,407,772
United Bankshares, Inc.	23,471	1,006,671
United Community Banks, Inc.	22,911	892,842
United Security Bancshares	415	2,926
Unity Bancorp, Inc.	959	27,341
Univest Financial Corp.	6,830	192,674
Valley National Bancorp	81,862	1,036,373
Veritex Holdings, Inc.	10,945	357,464
Washington Federal, Inc.	19,822	699,122
Washington Trust Bancorp, Inc.	4,289	213,421
Webster Financial Corp.	27,901	1,516,140
Wells Fargo & Co.	317,776	15,237,359
WesBanco, Inc.	16,979	686,801
West BanCorp, Inc.	1,287	30,939
Westamerica Bancorporation	5,964	368,277
Western Alliance Bancorp	29,249	2,004,726
Wintrust Financial Corp.	14,330	1,310,192
Zions Bancorp NA	34,931	1,810,124
		204,531,217
Beverages — 1.2%
Boston Beer Co., Inc., Class A(1)	1,265	486,228
Brown-Forman Corp., Class A	5,583	407,503
Brown-Forman Corp., Class B	39,937	2,916,200
Celsius Holdings, Inc.(1)	1,320	146,969

Coca-Cola Co.	173,548	11,039,388
Coca-Cola Consolidated, Inc.	1,620	796,716
Constellation Brands, Inc., Class A	8,824	2,270,856
Duckhorn Portfolio, Inc.(1)	2,860	45,932
Keurig Dr Pepper, Inc.	41,649	1,610,567
MGP Ingredients, Inc.	1,667	208,475
Molson Coors Beverage Co., Class B	30,383	1,674,407
Monster Beverage Corp.(1)	23,865	2,454,754
National Beverage Corp.	8,474	436,665
PepsiCo, Inc.	75,503	14,006,562
Vintage Wine Estates, Inc.(1)	1,800	5,976
		38,507,198
Biotechnology — 3.5%
2seventy bio, Inc.(1)	4,946	77,504
89bio, Inc.(1)	5,278	42,224
AbbVie, Inc.	94,169	15,178,159
Actinium Pharmaceuticals, Inc.(1)	3,871	42,852
Adicet Bio, Inc.(1)	3,588	65,230
Agenus, Inc.(1)	13,507	36,469
Agios Pharmaceuticals, Inc.(1)	12,071	363,820
Akero Therapeutics, Inc.(1)	5,696	264,864
Akouos, Inc.(1)(2)	1,135	15,084
Albireo Pharma, Inc.(1)	1,606	35,460
Aldeyra Therapeutics, Inc.(1)	5,593	31,321
Alector, Inc.(1)	28,935	245,658
Alkermes PLC(1)	13,309	329,797
Allogene Therapeutics, Inc.(1)(2)	13,002	128,200
Allovir, Inc.(1)	830	6,233
Alnylam Pharmaceuticals, Inc.(1)	4,473	986,699
Altimmune, Inc.(1)(2)	6,213	61,819
ALX Oncology Holdings, Inc.(1)	606	6,727
Amgen, Inc.	38,437	11,008,357
AnaptysBio, Inc.(1)	3,191	88,167
Anavex Life Sciences Corp.(1)(2)	3,079	27,157
Anika Therapeutics, Inc.(1)	3,415	107,709
Apellis Pharmaceuticals, Inc.(1)	3,857	192,580
Arbutus Biopharma Corp.(1)(2)	3,096	7,276
Arcturus Therapeutics Holdings, Inc.(1)	630	11,617
Arcus Biosciences, Inc.(1)	15,451	543,412
ARS Pharmaceuticals, Inc.(1)	881	5,480
Atara Biotherapeutics, Inc.(1)	5,642	25,558
Atreca, Inc., Class A(1)(2)	18	19
BioAtla, Inc.(1)(2)	3,819	42,047
BioCryst Pharmaceuticals, Inc.(1)	14,406	192,464
Biogen, Inc.(1)	26,193	7,993,318
Biohaven Ltd.(1)	2,360	37,335
BioMarin Pharmaceutical, Inc.(1)	16,849	1,701,412
Biomea Fusion, Inc.(1)	889	6,392
Bioxcel Therapeutics, Inc.(1)(2)	978	16,205
Bluebird Bio, Inc.(1)	12,894	100,444
Blueprint Medicines Corp.(1)	6,877	328,652
Bridgebio Pharma, Inc.(1)	8,810	82,550
C4 Therapeutics, Inc.(1)	7,579	64,952
CareDx, Inc.(1)	2,306	29,863
Caribou Biosciences, Inc.(1)	7,707	71,752

Catalyst Pharmaceuticals, Inc.(1)	43,445	728,573
Celldex Therapeutics, Inc.(1)	388	14,391
Century Therapeutics, Inc.(1)	504	5,292
Cerevel Therapeutics Holdings, Inc.(1)	236	6,835
Chinook Therapeutics, Inc.(1)	8,437	191,098
Cogent Biosciences, Inc.(1)	6,565	82,588
Coherus Biosciences, Inc.(1)	2,378	16,313
Concert Pharmaceuticals, Inc.(1)	2,660	12,821
Crinetics Pharmaceuticals, Inc.(1)	4,404	78,699
CRISPR Therapeutics AG(1)	9,054	496,069
CTI BioPharma Corp.(1)	4,815	28,986
Cullinan Oncology, Inc.(1)	16,867	209,657
Cytokinetics, Inc.(1)	2,256	95,880
CytomX Therapeutics, Inc.(1)(2)	9	16
Deciphera Pharmaceuticals, Inc.(1)	6,543	104,099
Denali Therapeutics, Inc.(1)	8,749	279,181
Design Therapeutics, Inc.(1)	334	4,676
Dynavax Technologies Corp.(1)	32,384	401,885
Dyne Therapeutics, Inc.(1)	4,035	47,209
Eagle Pharmaceuticals, Inc.(1)	1,338	48,596
Editas Medicine, Inc.(1)(2)	6,690	70,914
Eiger BioPharmaceuticals, Inc.(1)	2	9
Emergent BioSolutions, Inc.(1)	11,973	147,268
Enanta Pharmaceuticals, Inc.(1)	1,594	69,801
Entrada Therapeutics, Inc.(1)	7,206	107,874
EQRx, Inc.(1)	53,518	201,228
Erasca, Inc.(1)	5,006	37,795
Evelo Biosciences, Inc.(1)	99	207
Exact Sciences Corp.(1)	5,067	227,762
Exelixis, Inc.(1)	45,136	770,923
Fate Therapeutics, Inc.(1)	4,177	86,965
Foghorn Therapeutics, Inc.(1)	2,984	20,142
G1 Therapeutics, Inc.(1)(2)	1,728	10,299
Generation Bio Co.(1)	3,088	16,459
Geron Corp.(1)(2)	35,112	81,460
Gilead Sciences, Inc.	185,011	16,249,516
Gossamer Bio, Inc.(1)	4,266	36,517
Gritstone bio, Inc.(1)	3,059	8,993
Halozyme Therapeutics, Inc.(1)	36,845	2,109,745
HilleVax, Inc.(1)	4,083	81,660
Horizon Therapeutics PLC(1)	22,309	2,237,370
Humanigen, Inc.(1)	1,377	196
Ideaya Biosciences, Inc.(1)	5,219	93,316
Imago Biosciences, Inc.(1)(2)	615	21,949
Immuneering Corp., Class A(1)	687	4,459
ImmunityBio, Inc.(1)(2)	1,718	9,466
Immunovant, Inc.(1)	8,923	116,980
Incyte Corp.(1)	20,036	1,596,268
Inhibrx, Inc.(1)	2,161	64,787
Inovio Pharmaceuticals, Inc.(1)(2)	16,247	33,144
Insmed, Inc.(1)	1,630	30,139
Instil Bio, Inc.(1)(2)	1,090	1,450
Intellia Therapeutics, Inc.(1)	1,389	71,478
Intercept Pharmaceuticals, Inc.(1)	985	14,686
Invivyd, Inc.(1)	1,749	3,953

Ionis Pharmaceuticals, Inc.(1)	10,560	430,742
Iovance Biotherapeutics, Inc.(1)	9,513	60,883
Ironwood Pharmaceuticals, Inc.(1)	54,308	657,670
iTeos Therapeutics, Inc.(1)	4,335	87,350
Janux Therapeutics, Inc.(1)	691	9,425
KalVista Pharmaceuticals, Inc.(1)	2,368	12,763
Karuna Therapeutics, Inc.(1)	1,485	349,435
Karyopharm Therapeutics, Inc.(1)	2,879	15,230
Keros Therapeutics, Inc.(1)	1,115	55,572
Kezar Life Sciences, Inc.(1)	4,911	38,355
Kiniksa Pharmaceuticals Ltd., Class A(1)	2,026	34,098
Kinnate Biopharma, Inc.(1)(2)	1,222	9,678
Kodiak Sciences, Inc.(1)	3,505	25,867
Kura Oncology, Inc.(1)	8,457	133,367
Kymera Therapeutics, Inc.(1)	2,108	61,090
Ligand Pharmaceuticals, Inc.(1)	4,403	320,979
Lyell Immunopharma, Inc.(1)(2)	22,174	93,353
MacroGenics, Inc.(1)	8,093	52,038
MannKind Corp.(1)(2)	11,800	55,224
Mersana Therapeutics, Inc.(1)	6,313	42,045
MiMedx Group, Inc.(1)	1,944	6,318
Mirati Therapeutics, Inc.(1)	4,626	422,724
Moderna, Inc.(1)	53,581	9,425,434
Monte Rosa Therapeutics, Inc.(1)	752	6,377
Morphic Holding, Inc.(1)	3,319	91,339
Myovant Sciences Ltd.(1)	4,385	117,781
Myriad Genetics, Inc.(1)	20,188	409,009
Natera, Inc.(1)	677	27,838
Neurocrine Biosciences, Inc.(1)	8,763	1,113,427
Nkarta, Inc.(1)(2)	2,232	18,927
Novavax, Inc.(1)(2)	1,484	24,471
Nurix Therapeutics, Inc.(1)	4,435	54,950
Nuvalent, Inc., Class A(1)	2,252	74,046
Ocugen, Inc.(1)	5,083	7,929
Organogenesis Holdings, Inc.(1)	9,486	25,992
PDL BioPharma, Inc.(1)	1,937	3,390
PMV Pharmaceuticals, Inc.(1)(2)	3,294	32,874
Point Biopharma Global, Inc.(1)	7,973	54,296
Poseida Therapeutics, Inc.(1)	344	1,569
Protagonist Therapeutics, Inc.(1)	7,575	59,918
Prothena Corp. PLC(1)	530	33,130
PTC Therapeutics, Inc.(1)	6,252	259,395
Radius Health, Inc.(1)	996	10
RAPT Therapeutics, Inc.(1)	2,270	40,134
Recursion Pharmaceuticals, Inc., Class A(1)	9,822	92,327
Regeneron Pharmaceuticals, Inc.(1)	15,509	11,658,115
REGENXBIO, Inc.(1)	10,184	243,398
Relay Therapeutics, Inc.(1)	3,598	66,851
Repare Therapeutics, Inc.(1)	2,913	46,695
Replimune Group, Inc.(1)	5,512	112,831
REVOLUTION Medicines, Inc.(1)	7,834	184,804
Rhythm Pharmaceuticals, Inc.(1)	7,298	195,367
Rigel Pharmaceuticals, Inc.(1)	5,348	3,592
Rocket Pharmaceuticals, Inc.(1)	7,288	137,597
Roivant Sciences Ltd.(1)	34,259	183,628

Sage Therapeutics, Inc.(1)	14,836	608,869
Sana Biotechnology, Inc.(1)(2)	9,598	47,894
Sangamo Therapeutics, Inc.(1)	30,789	112,688
Sarepta Therapeutics, Inc.(1)	4,912	603,243
Scholar Rock Holding Corp.(1)(2)	5,821	45,229
Seagen, Inc.(1)	6,861	832,857
SpringWorks Therapeutics, Inc.(1)	1,951	47,175
Stoke Therapeutics, Inc.(1)	64	483
Sutro Biopharma, Inc.(1)	9,613	72,001
Syndax Pharmaceuticals, Inc.(1)	3,967	95,049
Tango Therapeutics, Inc.(1)	9,171	68,874
Tarsus Pharmaceuticals, Inc.(1)	2,445	41,100
TCR2 Therapeutics, Inc.(1)	2	3
uniQure NV(1)	10,007	264,785
United Therapeutics Corp.(1)	10,906	3,052,480
Vanda Pharmaceuticals, Inc.(1)	10,010	109,209
Vaxart, Inc.(1)(2)	2,744	3,238
Vaxcyte, Inc.(1)	7,971	367,144
Veracyte, Inc.(1)	6,567	182,169
Vericel Corp.(1)	8	183
Vertex Pharmaceuticals, Inc.(1)	34,737	10,990,787
Verve Therapeutics, Inc.(1)(2)	3,001	69,713
Viking Therapeutics, Inc.(1)	13,206	53,484
Vir Biotechnology, Inc.(1)	38,002	1,072,416
Viridian Therapeutics, Inc.(1)	428	10,816
Xencor, Inc.(1)	8,690	258,267
Xenon Pharmaceuticals, Inc.(1)	8,607	317,426
Zymeworks, Inc.(1)(2)	2,081	16,065
		115,216,174
Building Products — 0.7%
A O Smith Corp.	19,890	1,208,119
Advanced Drainage Systems, Inc.	7,550	734,313
Allegion PLC	8,877	1,008,871
Alpha Pro Tech Ltd.(1)	26	105
Apogee Enterprises, Inc.	8,285	399,751
Armstrong World Industries, Inc.	14,948	1,142,177
Builders FirstSource, Inc.(1)	47,094	3,010,719
Carlisle Cos., Inc.	5,859	1,541,562
Carrier Global Corp.	43,447	1,925,571
CSW Industrials, Inc.	2,373	287,014
Fortune Brands Home & Security, Inc.	8,463	552,972
Gibraltar Industries, Inc.(1)	3,937	199,252
Insteel Industries, Inc.	2,774	81,805
Janus International Group, Inc.(1)	2,408	26,368
Johnson Controls International PLC	18,326	1,217,579
Lennox International, Inc.	1,457	379,447
Masco Corp.	11,619	590,013
Masonite International Corp.(1)	8,392	631,666
Owens Corning	29,136	2,588,442
PGT Innovations, Inc.(1)	24,630	487,428
Quanex Building Products Corp.	7,573	180,010
Resideo Technologies, Inc.(1)	2,673	43,303
Simpson Manufacturing Co., Inc.	6,808	633,484
Trane Technologies PLC	11,949	2,131,941
Trex Co., Inc.(1)	25,245	1,158,493

UFP Industries, Inc.	20,841	1,706,044
View, Inc.(1)(2)	3,258	4,561
Zurn Elkay Water Solutions Corp.	13,100	317,151
		24,188,161
Capital Markets — 3.9%
Affiliated Managers Group, Inc.	2,235	358,539
Ameriprise Financial, Inc.	23,396	7,766,302
Ares Management Corp., Class A	6,389	500,834
Artisan Partners Asset Management, Inc., Class A	23,697	822,049
Assetmark Financial Holdings, Inc.(1)	2,830	70,354
B. Riley Financial, Inc.(2)	8,904	391,064
Bank of New York Mellon Corp.	88,984	4,084,366
BGC Partners, Inc., Class A	51,581	222,314
BlackRock, Inc.	9,886	7,078,376
Blackstone, Inc.	44,724	4,093,588
Blue Owl Capital, Inc.	4,041	45,663
Brightsphere Investment Group, Inc.	22,771	463,618
Carlyle Group, Inc.	48,273	1,504,669
Cboe Global Markets, Inc.	6,903	875,577
Charles Schwab Corp.	130,594	10,779,229
CME Group, Inc.	19,619	3,462,754
Cohen & Steers, Inc.	7,877	521,851
Coinbase Global, Inc., Class A(1)	15,892	726,741
Cowen, Inc., Class A	4,911	189,859
Diamond Hill Investment Group, Inc.	1,072	190,773
Donnelley Financial Solutions, Inc.(1)	3,341	127,559
Evercore, Inc., Class A	10,499	1,209,275
FactSet Research Systems, Inc.	4,424	2,040,747
Federated Hermes, Inc.	19,066	723,745
Focus Financial Partners, Inc., Class A(1)	1,841	70,253
Franklin Resources, Inc.	44,477	1,192,428
Goldman Sachs Group, Inc.	38,031	14,685,671
Hamilton Lane, Inc., Class A	4,903	362,234
Houlihan Lokey, Inc.	15,034	1,478,594
Interactive Brokers Group, Inc., Class A	6,950	558,085
Intercontinental Exchange, Inc.	14,352	1,554,465
Invesco Ltd.	66,299	1,266,974
Janus Henderson Group PLC	33,931	858,115
Jefferies Financial Group, Inc.	36,411	1,383,254
KKR & Co., Inc.	63,884	3,316,857
Lazard Ltd., Class A	34,409	1,259,713
LPL Financial Holdings, Inc.	10,617	2,513,150
MarketAxess Holdings, Inc.	3,380	905,570
Moelis & Co., Class A	21,532	930,613
Moody's Corp.	11,431	3,409,524
Morgan Stanley	132,656	12,346,294
Morningstar, Inc.	984	241,208
MSCI, Inc.	3,271	1,661,112
Nasdaq, Inc.	12,617	863,760
Northern Trust Corp.	37,178	3,461,644
Open Lending Corp., Class A(1)	14,933	105,576
Oppenheimer Holdings, Inc., Class A	1,012	42,160
Piper Sandler Cos.	6,800	976,888
PJT Partners, Inc., Class A	1,165	89,717
Raymond James Financial, Inc.	32,193	3,763,362

S&P Global, Inc.	12,318	4,345,790
SEI Investments Co.	28,090	1,749,445
State Street Corp.	45,735	3,643,707
StepStone Group, Inc., Class A	16,576	496,948
Stifel Financial Corp.	25,389	1,631,243
StoneX Group, Inc.(1)	6,575	667,165
T. Rowe Price Group, Inc.	40,906	5,109,568
TPG, Inc.(2)	17,344	577,555
Tradeweb Markets, Inc., Class A	4,860	298,696
Victory Capital Holdings, Inc., Class A	4,661	135,169
Virtu Financial, Inc., Class A	28,424	630,444
Virtus Investment Partners, Inc.	2,714	526,353
WisdomTree, Inc.	15,803	88,023
		127,447,173
Chemicals — 2.6%
AdvanSix, Inc.	10,766	443,129
Air Products and Chemicals, Inc.	22,555	6,995,659
Albemarle Corp.	14,944	4,154,283
American Vanguard Corp.	8,769	201,687
Amyris, Inc.(1)	4,476	7,743
Ashland, Inc.	7,766	868,782
Avient Corp.	16,081	556,563
Axalta Coating Systems Ltd.(1)	23,555	632,216
Cabot Corp.	21,403	1,575,689
Celanese Corp.	20,585	2,208,771
CF Industries Holdings, Inc.	54,351	5,880,235
Chase Corp.	1,106	105,070
Chemours Co.	56,646	1,758,858
Corteva, Inc.	71,814	4,823,028
Danimer Scientific, Inc.(1)(2)	10,731	28,544
Dow, Inc.	134,431	6,851,948
DuPont de Nemours, Inc.	38,761	2,733,038
Eastman Chemical Co.	21,690	1,878,788
Ecolab, Inc.	8,458	1,267,262
Ecovyst, Inc.(1)	10,285	95,548
Element Solutions, Inc.	4,472	87,472
FMC Corp.	21,783	2,845,731
FutureFuel Corp.	3,000	26,520
Ginkgo Bioworks Holdings, Inc.(1)	78,072	155,363
Hawkins, Inc.	4,707	195,811
HB Fuller Co.	3,177	255,145
Huntsman Corp.	45,973	1,277,130
Ingevity Corp.(1)	12,881	1,008,196
Innospec, Inc.	6,089	675,209
International Flavors & Fragrances, Inc.	12,952	1,370,581
Intrepid Potash, Inc.(1)	1,937	69,829
Koppers Holdings, Inc.	3,883	115,675
Kronos Worldwide, Inc.	5,663	52,156
Linde PLC(1)	27,215	9,157,303
Livent Corp.(1)	26,942	754,107
LSB Industries, Inc.(1)	13,905	214,554
LyondellBasell Industries NV, Class A	59,840	5,086,998
Mativ Holdings, Inc.	2,259	46,919
Minerals Technologies, Inc.	8,405	506,737
Mosaic Co.	81,030	4,156,839

NewMarket Corp.	1,873	591,905
Olin Corp.	45,084	2,568,886
Origin Materials, Inc.(1)	9,847	54,848
Orion Engineered Carbons SA	14,316	268,855
PPG Industries, Inc.	12,258	1,657,527
PureCycle Technologies, Inc.(1)(2)	15,458	107,279
Quaker Chemical Corp.	1,440	283,378
Rayonier Advanced Materials, Inc.(1)	4,561	35,302
RPM International, Inc.	9,667	1,001,695
Sensient Technologies Corp.	7,364	550,164
Sherwin-Williams Co.	14,665	3,654,225
Stepan Co.	5,054	563,875
Tredegar Corp.	6,485	67,055
Trinseo PLC	7,633	188,153
Tronox Holdings PLC, Class A	47,579	672,291
Valvoline, Inc.	23,406	771,930
Westlake Corp.	8,007	861,954
		85,024,438
Commercial Services and Supplies — 0.6%
Aris Water Solution, Inc., Class A	588	9,302
Brady Corp., Class A	4,387	210,137
Brink's Co.	9,105	544,024
Casella Waste Systems, Inc., Class A(1)	6,349	546,585
Cimpress PLC(1)	4,333	128,213
Cintas Corp.	5,650	2,609,057
Civeo Corp.(1)	4,553	133,357
Clean Harbors, Inc.(1)	9,072	1,088,640
Copart, Inc.(1)	53,518	3,562,158
Deluxe Corp.	2,787	53,901
Driven Brands Holdings, Inc.(1)	782	23,781
Ennis, Inc.	5,436	126,278
Healthcare Services Group, Inc.	19,678	274,508
Heritage-Crystal Clean, Inc.(1)	6,906	218,230
HNI Corp.	14,796	429,084
IAA, Inc.(1)	17,555	656,030
Interface, Inc.	14,083	152,519
KAR Auction Services, Inc.(1)	17,153	235,682
Kimball International, Inc., Class B	2,800	20,048
Li-Cycle Holdings Corp.(1)	14,610	93,066
Matthews International Corp., Class A	335	10,606
MSA Safety, Inc.	1,163	163,995
Pitney Bowes, Inc.	14,248	54,427
Quad/Graphics, Inc.(1)	25	93
Republic Services, Inc.	6,587	917,503
Rollins, Inc.	23,925	967,527
SP Plus Corp.(1)	1,336	46,613
Steelcase, Inc., Class A	10,533	83,527
Stericycle, Inc.(1)	1,506	78,508
Team, Inc.(1)	25	17
Tetra Tech, Inc.	3,379	522,360
UniFirst Corp.	2,687	520,633
Viad Corp.(1)	1,418	41,987
VSE Corp.	718	35,211
Waste Connections, Inc.	10,906	1,575,917
Waste Management, Inc.	30,104	5,049,043
		21,182,567

Communications Equipment — 0.5%
ADTRAN Holdings, Inc.	2,192	44,432
Arista Networks, Inc.(1)	18,036	2,512,415
Aviat Networks, Inc.(1)	1,376	43,289
Calix, Inc.(1)	2,150	153,295
Ciena Corp.(1)	16,579	745,392
Cisco Systems, Inc.	115,030	5,719,292
CommScope Holding Co., Inc.(1)	15,216	135,118
Comtech Telecommunications Corp.	74	864
Extreme Networks, Inc.(1)	18,955	397,486
F5, Inc.(1)	3,438	531,549
Harmonic, Inc.(1)	7,394	113,424
Juniper Networks, Inc.	13,931	463,066
Lumentum Holdings, Inc.(1)	11,276	619,503
Motorola Solutions, Inc.	7,135	1,942,147
NETGEAR, Inc.(1)	4,860	95,888
NetScout Systems, Inc.(1)	6,595	245,862
Ubiquiti, Inc.(2)	195	58,506
ViaSat, Inc.(1)	19,004	647,846
Viavi Solutions, Inc.(1)	29,501	334,246
		14,803,620
Construction and Engineering — 0.5%
AECOM	5,939	504,815
Ameresco, Inc., Class A(1)	12,811	839,377
API Group Corp.(1)	1,104	21,219
Arcosa, Inc.	12,755	779,330
Argan, Inc.	1,537	58,329
Comfort Systems USA, Inc.	4,550	576,758
Dycom Industries, Inc.(1)	7,104	647,459
EMCOR Group, Inc.	13,651	2,114,540
Fluor Corp.(1)	29,596	994,722
Granite Construction, Inc.	8,817	317,588
Great Lakes Dredge & Dock Corp.(1)	12,220	89,450
IES Holdings, Inc.(1)	284	9,605
INNOVATE Corp.(1)(2)	149	179
MasTec, Inc.(1)	11,135	1,011,392
Matrix Service Co.(1)	30	154
MDU Resources Group, Inc.	37,531	1,181,851
MYR Group, Inc.(1)	6,853	654,667
Northwest Pipe Co.(1)	1,576	59,037
NV5 Global, Inc.(1)	1,629	235,407
Primoris Services Corp.	18,192	388,399
Quanta Services, Inc.	20,064	3,007,192
Sterling Infrastructure, Inc.(1)	12,509	409,670
Tutor Perini Corp.(1)	4,175	29,851
Valmont Industries, Inc.	2,786	943,507
WillScot Mobile Mini Holdings Corp.(1)	33,224	1,601,729
		16,476,227
Construction Materials — 0.2%
Eagle Materials, Inc.	12,545	1,710,385
Martin Marietta Materials, Inc.	5,591	2,048,990
Summit Materials, Inc., Class A(1)	17,493	529,863
United States Lime & Minerals, Inc.	107	14,871
Vulcan Materials Co.	12,872	2,359,824
		6,663,933

Consumer Finance — 1.0%
Ally Financial, Inc.	70,680	1,909,067
American Express Co.	33,750	5,318,663
Atlanticus Holdings Corp.(1)	921	26,525
Bread Financial Holdings, Inc.	15,552	638,099
Capital One Financial Corp.	54,572	5,634,013
Consumer Portfolio Services, Inc.(1)	2,357	20,317
Credit Acceptance Corp.(1)(2)	1,947	922,800
Discover Financial Services	61,040	6,614,294
Encore Capital Group, Inc.(1)	8,721	439,538
Enova International, Inc.(1)	12,391	499,853
EZCORP, Inc., Class A(1)	11,834	118,577
FirstCash Holdings, Inc.	2,754	258,491
Green Dot Corp., Class A(1)	13,466	274,437
LendingClub Corp.(1)	24,696	254,616
Navient Corp.	42,188	699,055
Nelnet, Inc., Class A	4,594	452,693
OneMain Holdings, Inc.	33,167	1,305,453
PRA Group, Inc.(1)	7,579	260,566
PROG Holdings, Inc.(1)	10,983	216,255
Regional Management Corp.	1,642	48,341
SLM Corp.	94,846	1,656,011
SoFi Technologies, Inc.(1)	133,070	642,728
Synchrony Financial	116,088	4,362,587
World Acceptance Corp.(1)	562	39,851
		32,612,830
Containers and Packaging — 0.6%
Amcor PLC	95,968	1,185,205
AptarGroup, Inc.	9,911	1,051,953
Ardagh Metal Packaging SA(2)	13,231	59,143
Avery Dennison Corp.	9,731	1,881,294
Ball Corp.	15,109	847,313
Berry Global Group, Inc.	10,813	633,642
Crown Holdings, Inc.	7,338	603,257
Graphic Packaging Holding Co.	36,960	849,341
Greif, Inc., Class A	7,028	494,139
Greif, Inc., Class B	961	72,210
International Paper Co.	70,998	2,635,446
Myers Industries, Inc.	7,786	181,725
O-I Glass, Inc.(1)	15,576	255,602
Packaging Corp. of America	22,898	3,111,609
Sealed Air Corp.	16,305	867,915
Silgan Holdings, Inc.	3,333	176,316
Sonoco Products Co.	21,090	1,294,293
TriMas Corp.	7,684	210,157
WestRock Co.	50,988	1,933,465
		18,344,025
Distributors — 0.2%
Funko, Inc., Class A(1)	2	19
Genuine Parts Co.	21,768	3,990,727
LKQ Corp.	31,150	1,692,380
Pool Corp.	3,927	1,293,593
		6,976,719
Diversified Consumer Services — 0.2%
ADT, Inc.	15,777	147,357

Adtalem Global Education, Inc.(1)	20,543	854,589
American Public Education, Inc.(1)	2,117	27,204
Bright Horizons Family Solutions, Inc.(1)	1,672	124,062
Carriage Services, Inc.	255	6,413
Chegg, Inc.(1)	10,368	309,381
Coursera, Inc.(1)	5,083	70,857
frontdoor, Inc.(1)	9,024	210,891
Graham Holdings Co., Class B	821	528,461
Grand Canyon Education, Inc.(1)	10,452	1,181,808
H&R Block, Inc.	28,678	1,253,515
Laureate Education, Inc., Class A	15,700	164,536
OneSpaWorld Holdings Ltd.(1)	8,043	80,189
Perdoceo Education Corp.(1)	24,439	350,700
Service Corp. International	18,214	1,301,390
Strategic Education, Inc.	2,425	198,365
Stride, Inc.(1)	8,855	313,556
Universal Technical Institute, Inc.(1)	6,254	45,279
Vivint Smart Home, Inc.(1)	1,311	12,166
		7,180,719
Diversified Financial Services — 0.8%
Acacia Research Corp.(1)	1,942	8,020
Alerus Financial Corp.	4,046	95,728
A-Mark Precious Metals, Inc.	2,185	75,383
Apollo Global Management, Inc.	27,569	1,913,013
Berkshire Hathaway, Inc., Class B(1)	58,522	18,645,109
Cannae Holdings, Inc.(1)	15,390	356,586
Equitable Holdings, Inc.	111,924	3,552,468
Jackson Financial, Inc., Class A	25,439	950,147
Voya Financial, Inc.	29,339	1,935,787
		27,532,241
Diversified Telecommunication Services — 0.9%
Anterix, Inc.(1)	417	14,178
AT&T, Inc.	619,208	11,938,330
ATN International, Inc.	4,395	212,762
Cogent Communications Holdings, Inc.	2,423	140,655
Consolidated Communications Holdings, Inc.(1)	5,433	25,100
EchoStar Corp., Class A(1)	7,116	123,818
Frontier Communications Parent, Inc.(1)	37,021	954,031
Globalstar, Inc.(1)	285,634	542,705
IDT Corp., Class B(1)	3,749	104,785
Iridium Communications, Inc.(1)	33,567	1,782,408
Liberty Latin America Ltd., Class C(1)	8,599	66,986
Lumen Technologies, Inc.	85,060	465,278
Radius Global Infrastructure, Inc., Class A(1)	7,507	95,039
Verizon Communications, Inc.	375,273	14,628,142
		31,094,217
Electric Utilities — 1.9%
ALLETE, Inc.	6,608	437,450
Alliant Energy Corp.	36,314	2,044,478
American Electric Power Co., Inc.	47,832	4,630,138
Avangrid, Inc.	6,502	278,091
Constellation Energy Corp.	36,995	3,555,959
Duke Energy Corp.	32,564	3,254,121
Edison International	61,683	4,111,789
Entergy Corp.	30,427	3,537,747

Evergy, Inc.	34,496	2,042,508
Eversource Energy	42,385	3,512,021
Exelon Corp.	121,941	5,044,699
FirstEnergy Corp.	32,109	1,324,175
Genie Energy Ltd., Class B	3,264	32,542
Hawaiian Electric Industries, Inc.	24,784	1,018,127
IDACORP, Inc.	6,196	684,844
MGE Energy, Inc.	3,715	267,517
NextEra Energy, Inc.	49,096	4,158,431
NRG Energy, Inc.	41,443	1,759,255
OGE Energy Corp.	29,396	1,189,362
Otter Tail Corp.	11,156	665,232
PG&E Corp.(1)	276,371	4,339,025
Pinnacle West Capital Corp.	22,421	1,756,013
PNM Resources, Inc.	2,183	106,967
Portland General Electric Co.	21,056	1,036,587
PPL Corp.	90,706	2,677,641
Southern Co.	81,639	5,522,062
Via Renewables, Inc.	2	13
Xcel Energy, Inc.	62,750	4,406,305
		63,393,099
Electrical Equipment — 0.6%
Acuity Brands, Inc.	4,556	857,849
AMETEK, Inc.	12,343	1,757,890
Array Technologies, Inc.(1)	11,363	237,941
Atkore, Inc.(1)	14,749	1,801,590
AZZ, Inc.	9,807	408,265
Babcock & Wilcox Enterprises, Inc.(1)	3,644	16,617
Bloom Energy Corp., Class A(1)	10,854	231,082
ChargePoint Holdings, Inc.(1)(2)	11,793	146,469
Eaton Corp. PLC	12,396	2,026,126
Emerson Electric Co.	31,034	2,972,126
Encore Wire Corp.	7,978	1,165,666
Energy Vault Holdings, Inc.(1)	2,043	7,641
EnerSys	4,223	319,174
FREYR Battery SA(1)(2)	15,867	216,585
FuelCell Energy, Inc.(1)(2)	65,137	225,374
Generac Holdings, Inc.(1)	3,082	325,213
GrafTech International Ltd.	32,917	177,752
Hubbell, Inc.	4,913	1,248,197
LSI Industries, Inc.	2,350	27,894
nVent Electric PLC	11,139	445,671
Orion Energy Systems, Inc.(1)	35	74
Plug Power, Inc.(1)(2)	51,220	817,471
Powell Industries, Inc.	571	15,029
Regal Rexnord Corp.	6,703	878,830
Rockwell Automation, Inc.	5,683	1,501,562
Sensata Technologies Holding PLC	4,634	208,993
Sunrun, Inc.(1)	24,896	811,112
Thermon Group Holdings, Inc.(1)	3,944	80,103
TPI Composites, Inc.(1)	8,710	105,217
Vertiv Holdings Co.	2,369	32,811
		19,066,324
Electronic Equipment, Instruments and Components — 1.2%
Advanced Energy Industries, Inc.	7,611	705,083

Aeva Technologies, Inc.(1)	11,227	18,861
Amphenol Corp., Class A	23,713	1,907,237
Arrow Electronics, Inc.(1)	10,616	1,154,384
Avnet, Inc.	18,586	839,530
Badger Meter, Inc.	6,737	780,279
Bel Fuse, Inc., Class B	3,614	124,466
Belden, Inc.	4,755	382,492
Benchmark Electronics, Inc.	8,021	231,566
CDW Corp.	13,082	2,467,788
Cognex Corp.	9,110	453,496
Coherent Corp.(1)	11,540	423,172
Corning, Inc.	147,511	5,034,550
CTS Corp.	8,381	356,193
ePlus, Inc.(1)	8,531	423,649
Fabrinet(1)	4,799	640,235
FARO Technologies, Inc.(1)	921	27,556
Flex Ltd.(1)	118,973	2,615,027
Insight Enterprises, Inc.(1)	7,234	751,685
IPG Photonics Corp.(1)	4,624	420,923
Itron, Inc.(1)	1,455	77,377
Jabil, Inc.	44,027	3,178,309
Keysight Technologies, Inc.(1)	17,576	3,179,323
Kimball Electronics, Inc.(1)	4,076	94,115
Knowles Corp.(1)	13,162	205,327
Littelfuse, Inc.	3,098	763,657
Methode Electronics, Inc.	7,114	324,968
National Instruments Corp.	8,505	348,875
nLight, Inc.(1)	3,171	34,437
Novanta, Inc.(1)	1,109	174,945
OSI Systems, Inc.(1)	3,538	313,042
PC Connection, Inc.(1)	2,317	128,709
Plexus Corp.(1)	6,882	758,534
Richardson Electronics Ltd.	2,837	72,173
Rogers Corp.(1)	2,069	225,604
Sanmina Corp.(1)	23,020	1,521,392
ScanSource, Inc.(1)	3,507	104,719
TD SYNNEX Corp.	9,368	958,346
TE Connectivity Ltd.	29,628	3,736,683
Teledyne Technologies, Inc.(1)	1,885	791,889
Trimble, Inc.(1)	7,422	443,465
TTM Technologies, Inc.(1)	22,289	358,184
Vishay Intertechnology, Inc.	48,107	1,108,385
Vishay Precision Group, Inc.(1)	2,771	112,419
Vontier Corp.	12,773	250,734
Zebra Technologies Corp., Class A(1)	2,002	541,101
		39,564,884
Energy Equipment and Services — 0.8%
Archrock, Inc.	66,583	579,938
Baker Hughes Co.	81,181	2,355,873
Bristow Group, Inc.(1)	4,807	124,982
Cactus, Inc., Class A	10,352	563,045
ChampionX Corp.	47,111	1,452,903
Core Laboratories NV	382	8,282
Diamond Offshore Drilling, Inc.(1)(2)	24,180	231,403
DMC Global, Inc.(1)	932	17,139

Dril-Quip, Inc.(1)	7,691	181,046
Expro Group Holdings NV(1)	11,479	199,390
Halliburton Co.	143,159	5,424,295
Helix Energy Solutions Group, Inc.(1)	32,845	209,551
Helmerich & Payne, Inc.	17,304	883,888
Liberty Energy, Inc., Class A(1)	39,472	652,472
Nabors Industries Ltd.(1)	3,214	508,873
National Energy Services Reunited Corp.(1)	17,352	110,879
Newpark Resources, Inc.(1)	2,273	9,115
NexTier Oilfield Solutions, Inc.(1)	61,181	623,434
NOV, Inc.	68,576	1,540,217
Oceaneering International, Inc.(1)	44,518	676,228
Oil States International, Inc.(1)	2,864	19,332
Patterson-UTI Energy, Inc.	58,113	1,043,128
ProFrac Holding Corp., Class A(1)(2)	400	9,432
ProPetro Holding Corp.(1)	22,003	241,593
RPC, Inc.	7,286	67,468
Schlumberger Ltd.	66,109	3,407,919
SEACOR Marine Holdings, Inc.(1)	90	734
Select Energy Services, Inc., Class A	8,779	71,900
Solaris Oilfield Infrastructure, Inc., Class A	1,898	20,821
TechnipFMC PLC(1)	102,842	1,275,241
TETRA Technologies, Inc.(1)	23,871	90,949
Tidewater, Inc.(1)	11,686	355,254
Transocean Ltd.(1)	115,759	491,976
US Silica Holdings, Inc.(1)	23,527	307,968
Valaris Ltd.(1)	6,161	406,688
Weatherford International PLC(1)	25,022	1,085,955
		25,249,311
Entertainment — 0.8%
Activision Blizzard, Inc.	18,044	1,334,354
AMC Entertainment Holdings, Inc., Class A(1)(2)	32,438	234,527
Cinemark Holdings, Inc.(1)	10,118	137,706
Electronic Arts, Inc.	18,195	2,379,542
Endeavor Group Holdings, Inc., Class A(1)	518	11,391
IMAX Corp.(1)	4,275	72,205
Liberty Media Corp.-Liberty Braves, Class A(1)	604	20,004
Liberty Media Corp.-Liberty Braves, Class C(1)	6,493	211,542
Liberty Media Corp.-Liberty Formula One, Class A(1)	962	52,881
Liberty Media Corp.-Liberty Formula One, Class C(1)	16,596	1,011,360
Live Nation Entertainment, Inc.(1)	5,953	433,140
Madison Square Garden Entertainment Corp.(1)	3,750	180,450
Madison Square Garden Sports Corp.	916	149,161
Marcus Corp.(2)	6,648	107,964
Netflix, Inc.(1)	30,440	9,300,333
Playstudios, Inc.(1)	6,205	25,937
Playtika Holding Corp.(1)	931	8,798
ROBLOX Corp., Class A(1)	22,189	704,945
Roku, Inc.(1)	5,338	316,917
Take-Two Interactive Software, Inc.(1)	18,075	1,910,347
Walt Disney Co.(1)	48,297	4,726,827
Warner Bros Discovery, Inc.(1)	107,198	1,222,057
World Wrestling Entertainment, Inc., Class A	16,256	1,298,529
		25,850,917

Food and Staples Retailing — 1.8%
Albertsons Cos., Inc., Class A	25,641	537,179
Andersons, Inc.	5,102	196,427
BJ's Wholesale Club Holdings, Inc.(1)	20,676	1,555,662
Casey's General Stores, Inc.	9,962	2,420,965
Costco Wholesale Corp.	32,277	17,405,372
Grocery Outlet Holding Corp.(1)	8,063	244,067
HF Foods Group, Inc.(1)	3	13
Ingles Markets, Inc., Class A	6,142	620,956
Kroger Co.	139,245	6,849,462
Natural Grocers by Vitamin Cottage, Inc.	1,404	14,152
Performance Food Group Co.(1)	28,333	1,727,746
PriceSmart, Inc.	6,816	484,209
Rite Aid Corp.(1)	5,882	29,822
SpartanNash Co.	9,477	311,319
Sprouts Farmers Market, Inc.(1)	39,648	1,361,116
Sysco Corp.	48,443	4,190,804
United Natural Foods, Inc.(1)	16,608	791,869
US Foods Holding Corp.(1)	3,451	126,238
Village Super Market, Inc., Class A	964	21,729
Walgreens Boots Alliance, Inc.	50,000	2,075,000
Walmart, Inc.	109,367	16,669,718
Weis Markets, Inc.	4,731	412,591
		58,046,416
Food Products — 1.1%
Alico, Inc.	400	12,372
AppHarvest, Inc.(1)(2)	8,724	7,867
Archer-Daniels-Midland Co.	46,260	4,510,350
B&G Foods, Inc.	21,745	288,774
Benson Hill, Inc.(1)	725	2,255
Beyond Meat, Inc.(1)(2)	233	3,400
Bunge Ltd.	23,400	2,453,256
Calavo Growers, Inc.	3,969	138,756
Cal-Maine Foods, Inc.	6,748	393,273
Campbell Soup Co.	15,040	807,197
Conagra Brands, Inc.	10,984	417,172
Darling Ingredients, Inc.(1)	28,985	2,081,993
Farmer Bros Co.(1)	1,836	10,612
Flowers Foods, Inc.	34,866	1,047,723
Fresh Del Monte Produce, Inc.	8,114	224,596
Freshpet, Inc.(1)	3,677	246,433
General Mills, Inc.	18,358	1,565,937
Hain Celestial Group, Inc.(1)	10,430	195,458
Hershey Co.	15,558	3,658,775
Hormel Foods Corp.	18,729	880,263
Hostess Brands, Inc.(1)	23,451	619,106
Ingredion, Inc.	11,074	1,084,920
J & J Snack Foods Corp.	946	155,163
J M Smucker Co.	10,735	1,653,297
John B Sanfilippo & Son, Inc.	1,868	158,201
Kellogg Co.	16,234	1,184,270
Kraft Heinz Co.	54,152	2,130,881
Lamb Weston Holdings, Inc.	27,319	2,374,021
Lancaster Colony Corp.	2,395	496,100
Lifecore Biomedical, Inc.(1)	471	4,008

McCormick & Co., Inc.	6,239	531,438
Mission Produce, Inc.(1)	12,190	193,699
Mondelez International, Inc., Class A	57,079	3,859,111
Pilgrim's Pride Corp.(1)	13,431	351,355
Post Holdings, Inc.(1)	1,439	134,705
Seaboard Corp.	34	134,397
Seneca Foods Corp., Class A(1)	1,556	100,020
Simply Good Foods Co.(1)	8,254	329,335
Tootsie Roll Industries, Inc.	1,511	67,919
TreeHouse Foods, Inc.(1)	2,161	106,818
Tyson Foods, Inc., Class A	36,046	2,389,129
Vital Farms, Inc.(1)	1,524	21,748
		37,026,103
Gas Utilities — 0.2%
Atmos Energy Corp.	11,463	1,377,853
Chesapeake Utilities Corp.	2,852	341,470
National Fuel Gas Co.	18,321	1,213,400
New Jersey Resources Corp.	18,630	926,842
Northwest Natural Holding Co.	7,893	395,518
ONE Gas, Inc.	5,332	463,617
Southwest Gas Holdings, Inc.(1)	2,786	190,730
Spire, Inc.	165	12,226
Star Group LP	100	873
UGI Corp.	28,606	1,105,622
		6,028,151
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	81,128	8,727,750
ABIOMED, Inc.(1)	3,336	1,260,307
Align Technology, Inc.(1)	5,164	1,015,552
Alphatec Holdings, Inc.(1)	580	5,951
AngioDynamics, Inc.(1)	3,255	42,152
Apyx Medical Corp.(1)	34	60
Atrion Corp.	269	162,691
Avanos Medical, Inc.(1)	4,351	117,042
Axogen, Inc.(1)	1,813	19,852
Baxter International, Inc.	14,697	830,821
Becton Dickinson and Co.	8,631	2,152,054
Boston Scientific Corp.(1)	60,671	2,746,576
Butterfly Network, Inc.(1)	15,960	51,551
Cardiovascular Systems, Inc.(1)	3,160	44,272
Co-Diagnostics, Inc.(1)(2)	4,362	13,130
CONMED Corp.	552	45,733
Cooper Cos., Inc.	3,375	1,067,681
Cue Health, Inc.(1)	12,946	41,427
DENTSPLY SIRONA, Inc.	13,297	402,367
DexCom, Inc.(1)	13,837	1,608,966
Edwards Lifesciences Corp.(1)	37,477	2,895,098
Embecta Corp.	3,539	116,504
Enovis Corp.(1)	5,428	293,818
Envista Holdings Corp.(1)	8,343	284,663
Glaukos Corp.(1)	5,578	259,768
Globus Medical, Inc., Class A(1)	8,870	655,404
Haemonetics Corp.(1)	8,347	712,083
Heska Corp.(1)	631	40,605
Hologic, Inc.(1)	54,482	4,149,349

IDEXX Laboratories, Inc.(1)	8,409	3,581,141
Inogen, Inc.(1)	2,072	46,247
Inspire Medical Systems, Inc.(1)	711	171,756
Insulet Corp.(1)	2,246	672,385
Integer Holdings Corp.(1)	5,678	421,989
Integra LifeSciences Holdings Corp.(1)	7,472	410,512
Intuitive Surgical, Inc.(1)	13,828	3,738,953
Lantheus Holdings, Inc.(1)	17,873	1,109,556
LeMaitre Vascular, Inc.	3,192	149,545
LENSAR, Inc.(1)	146	483
Masimo Corp.(1)	4,636	671,942
Medtronic PLC	50,123	3,961,722
Meridian Bioscience, Inc.(1)	14,778	472,896
Merit Medical Systems, Inc.(1)	9,584	690,048
Neogen Corp.(1)	17,554	290,694
Nevro Corp.(1)	106	4,951
Novocure Ltd.(1)	4,371	335,868
NuVasive, Inc.(1)	11,168	433,765
OmniAb, Inc.(1)	20,100	71,154
OmniAb, Inc.(1)	1,556	3,918
OmniAb, Inc.(1)	1,556	3,799
OraSure Technologies, Inc.(1)	3,378	17,025
Orthofix Medical, Inc.(1)	1,659	29,845
Outset Medical, Inc.(1)	2,098	44,226
Penumbra, Inc.(1)	2,311	484,178
Pulmonx Corp.(1)	1,523	9,168
QuidelOrtho Corp.(1)	12,044	1,055,175
ResMed, Inc.	7,497	1,725,809
SeaSpine Holdings Corp.(1)	616	4,614
Shockwave Medical, Inc.(1)	1,406	356,562
SI-BONE, Inc.(1)	1,456	17,880
STERIS PLC	5,323	988,694
Stryker Corp.	9,235	2,159,974
Teleflex, Inc.	2,493	583,661
Utah Medical Products, Inc.	303	26,985
Varex Imaging Corp.(1)	6,533	138,761
ViewRay, Inc.(1)	12,003	57,855
Zimmer Biomet Holdings, Inc.	17,188	2,064,279
Zimvie, Inc.(1)	3,747	33,498
Zynex, Inc.(2)	3,506	48,102
		56,852,842
Health Care Providers and Services — 2.5%
23andMe Holding Co., Class A(1)	67,793	206,769
Acadia Healthcare Co., Inc.(1)	7,749	690,126
Accolade, Inc.(1)	6,390	56,424
AdaptHealth Corp.(1)	2,813	62,758
Addus HomeCare Corp.(1)	578	63,742
agilon health, Inc.(1)	13,326	234,005
AmerisourceBergen Corp.	16,452	2,808,192
AMN Healthcare Services, Inc.(1)	9,985	1,235,144
Apollo Medical Holdings, Inc.(1)(2)	3,480	99,041
Brookdale Senior Living, Inc.(1)	90,599	285,387
Cardinal Health, Inc.	15,846	1,270,374
Castle Biosciences, Inc.(1)	3,034	71,572
Centene Corp.(1)	67,276	5,856,376

Chemed Corp.	2,207	1,147,640
Cigna Corp.	11,220	3,690,146
Clover Health Investments Corp.(1)(2)	22,783	29,846
Community Health Systems, Inc.(1)	3,206	10,997
CorVel Corp.(1)	1,485	227,160
Cross Country Healthcare, Inc.(1)	15,671	560,708
CVS Health Corp.	37,564	3,827,020
DaVita, Inc.(1)	3,751	276,561
DocGo, Inc.(1)	416	3,058
Elevance Health, Inc.	20,383	10,862,508
Encompass Health Corp.	3,454	201,990
Enhabit, Inc.(1)	1,164	16,657
Ensign Group, Inc.	15,356	1,458,820
Fulgent Genetics, Inc.(1)	7,721	280,041
Guardant Health, Inc.(1)	2,615	136,869
HCA Healthcare, Inc.	8,253	1,982,536
HealthEquity, Inc.(1)	3,302	209,611
Henry Schein, Inc.(1)	9,467	766,070
Hims & Hers Health, Inc.(1)	7,078	43,813
Humana, Inc.	18,383	10,108,812
Joint Corp.(1)	250	3,727
Laboratory Corp. of America Holdings	10,615	2,555,030
LHC Group, Inc.(1)	408	66,671
McKesson Corp.	6,322	2,412,981
ModivCare, Inc.(1)	4,616	355,432
Molina Healthcare, Inc.(1)	15,703	5,288,299
National HealthCare Corp.	2,932	180,728
National Research Corp.	3,965	153,604
Oak Street Health, Inc.(1)	7,649	165,371
OPKO Health, Inc.(1)	37,937	56,905
Option Care Health, Inc.(1)	4,344	130,798
Owens & Minor, Inc.	18,180	374,690
Patterson Cos., Inc.	19,996	568,686
Pediatrix Medical Group, Inc.(1)	576	9,204
Premier, Inc., Class A	26,914	897,582
Quest Diagnostics, Inc.	5,378	816,542
R1 RCM, Inc.(1)	22,468	203,335
RadNet, Inc.(1)	2,713	53,636
Select Medical Holdings Corp.	2,671	65,653
Signify Health, Inc., Class A(1)	685	19,605
Tenet Healthcare Corp.(1)	8,320	384,218
UnitedHealth Group, Inc.	32,941	18,043,762
Universal Health Services, Inc., Class B	11,323	1,481,615
		83,068,847
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	32,066	607,330
American Well Corp., Class A(1)	38,627	140,989
Doximity, Inc., Class A(1)(2)	2,826	96,056
Evolent Health, Inc., Class A(1)	17,251	496,656
Health Catalyst, Inc.(1)	728	7,630
HealthStream, Inc.(1)	2,653	67,386
Multiplan Corp.(1)(2)	4,255	6,340
NextGen Healthcare, Inc.(1)	8,053	167,502
OptimizeRx Corp.(1)	792	16,703
Schrodinger, Inc.(1)	2,890	52,020

Sharecare, Inc.(1)(2)	21,290	40,664
Teladoc Health, Inc.(1)	6,279	179,014
Veeva Systems, Inc., Class A(1)	8,119	1,545,533
		3,423,823
Hotels, Restaurants and Leisure — 1.8%
Accel Entertainment, Inc.(1)	9,397	80,344
Airbnb, Inc., Class A(1)	12,361	1,262,553
Aramark	8,429	350,646
Bally's Corp.(1)(2)	1,784	44,600
BJ's Restaurants, Inc.(1)	5,213	167,233
Bloomin' Brands, Inc.	19,310	434,861
Booking Holdings, Inc.(1)	2,969	6,173,887
Bowlero Corp.(1)	3,912	54,612
Boyd Gaming Corp.	20,277	1,243,588
Brinker International, Inc.(1)	1,655	55,360
Caesars Entertainment, Inc.(1)	9,455	480,409
Carnival Corp.(1)(2)	62,735	622,959
Carrols Restaurant Group, Inc.(1)	62	92
Century Casinos, Inc.(1)	2,996	22,380
Cheesecake Factory, Inc.(2)	18,953	664,113
Chipotle Mexican Grill, Inc.(1)	4,353	7,082,157
Choice Hotels International, Inc.	7,664	944,358
Churchill Downs, Inc.	3,374	748,893
Chuy's Holdings, Inc.(1)	5,320	168,591
Cracker Barrel Old Country Store, Inc.	6,851	786,495
Darden Restaurants, Inc.	29,030	4,267,120
Dave & Buster's Entertainment, Inc.(1)	6,012	238,436
Denny's Corp.(1)	1,832	22,973
Dine Brands Global, Inc.	739	55,122
Domino's Pizza, Inc.	1,796	698,159
DraftKings, Inc., Class A(1)(2)	21,111	323,420
Everi Holdings, Inc.(1)	14,145	236,504
Expedia Group, Inc.(1)	7,065	754,825
Fiesta Restaurant Group, Inc.(1)	103	672
Full House Resorts, Inc.(1)	1,839	14,068
Golden Entertainment, Inc.(1)	7,579	335,825
Hilton Grand Vacations, Inc.(1)	26,457	1,164,637
Hilton Worldwide Holdings, Inc.	10,586	1,509,775
Hyatt Hotels Corp., Class A(1)	12,888	1,292,924
International Game Technology PLC	5,417	132,933
Jack in the Box, Inc.	1,269	91,749
Las Vegas Sands Corp.(1)	21,444	1,004,437
Life Time Group Holdings, Inc.(1)(2)	3,885	49,845
Lindblad Expeditions Holdings, Inc.(1)	902	8,190
Marriott International, Inc., Class A	13,157	2,175,510
Marriott Vacations Worldwide Corp.	1,172	174,605
McDonald's Corp.	23,347	6,368,828
MGM Resorts International	50,758	1,870,940
Monarch Casino & Resort, Inc.(1)	4,603	390,565
Noodles & Co.(1)	20,242	111,533
Norwegian Cruise Line Holdings Ltd.(1)	37,503	616,549
ONE Group Hospitality, Inc.(1)	112	738
Papa John's International, Inc.	1,595	132,800
Penn Entertainment, Inc.(1)	22,760	800,924
Planet Fitness, Inc., Class A(1)	3,260	255,454

Playa Hotels & Resorts NV(1)	25,786	158,584
RCI Hospitality Holdings, Inc.	3,196	290,900
Red Robin Gourmet Burgers, Inc.(1)	318	2,636
Red Rock Resorts, Inc., Class A	1,309	58,984
Royal Caribbean Cruises Ltd.(1)	11,386	682,363
Ruth's Hospitality Group, Inc.	9,294	162,738
Scientific Games Corp., Class A(1)	2,885	186,861
SeaWorld Entertainment, Inc.(1)	10,827	617,789
Shake Shack, Inc., Class A(1)	3,699	194,567
Six Flags Entertainment Corp.(1)	1,453	35,003
Starbucks Corp.	41,860	4,278,092
Sweetgreen, Inc., Class A(1)(2)	4,940	70,790
Target Hospitality Corp.(1)(2)	13,662	197,553
Texas Roadhouse, Inc.	24,506	2,433,936
Travel + Leisure Co.	8,110	315,236
Vail Resorts, Inc.	2,050	527,957
Wendy's Co.	28,869	651,285
Wingstop, Inc.	1,689	279,546
Wyndham Hotels & Resorts, Inc.	4,863	356,555
Wynn Resorts Ltd.(1)	10,513	879,518
Yum! Brands, Inc.	11,837	1,522,948
		60,392,032
Household Durables — 0.9%
Bassett Furniture Industries, Inc.	1,060	20,129
Beazer Homes USA, Inc.(1)	3,691	50,382
Cavco Industries, Inc.(1)	1,750	401,853
Century Communities, Inc.	9,985	480,878
Cricut, Inc., Class A(1)	1,100	9,042
D.R. Horton, Inc.	53,812	4,627,832
Ethan Allen Interiors, Inc.	8,189	232,977
Garmin Ltd.	12,191	1,133,641
GoPro, Inc., Class A(1)	15,431	84,562
Green Brick Partners, Inc.(1)	6,416	155,139
Hooker Furnishings Corp.	1,278	21,739
Hovnanian Enterprises, Inc., Class A(1)	661	31,735
Installed Building Products, Inc.	2,759	234,322
iRobot Corp.(1)	3,421	178,200
KB Home	13,292	417,236
La-Z-Boy, Inc.	17,699	481,944
Legacy Housing Corp.(1)	63	1,104
Leggett & Platt, Inc.	11,595	412,898
Lennar Corp., B Shares	1,884	136,797
Lennar Corp., Class A	42,389	3,723,026
LGI Homes, Inc.(1)	3,636	361,200
Lifetime Brands, Inc.	8	67
M/I Homes, Inc.(1)	10,343	467,297
MDC Holdings, Inc.	9,467	307,015
Meritage Homes Corp.(1)	7,842	677,627
Mohawk Industries, Inc.(1)	10,786	1,092,945
Newell Brands, Inc.	57,363	743,998
NVR, Inc.(1)	742	3,442,145
PulteGroup, Inc.	50,353	2,254,807
Purple Innovation, Inc.(1)	176	889
Skyline Champion Corp.(1)	20,452	1,063,299
Sonos, Inc.(1)	25,813	452,502

Taylor Morrison Home Corp.(1)	35,180	1,069,120
Tempur Sealy International, Inc.	19,092	606,553
Toll Brothers, Inc.	23,086	1,106,050
TopBuild Corp.(1)	760	117,101
Tri Pointe Homes, Inc.(1)	28,946	533,764
Universal Electronics, Inc.(1)	1,055	23,073
Vizio Holding Corp., Class A(1)	1,001	10,300
Vuzix Corp.(1)	3,281	13,682
Whirlpool Corp.	12,974	1,901,080
		29,079,950
Household Products — 0.9%
Central Garden & Pet Co.(1)	245	10,057
Central Garden & Pet Co., Class A(1)	13,769	537,955
Church & Dwight Co., Inc.	16,058	1,314,668
Clorox Co.	12,572	1,868,828
Colgate-Palmolive Co.	78,698	6,097,521
Energizer Holdings, Inc.	1,794	61,157
Kimberly-Clark Corp.	36,839	4,996,474
Oil-Dri Corp. of America	506	16,546
Procter & Gamble Co.	82,399	12,290,635
Spectrum Brands Holdings, Inc.	14,726	784,454
WD-40 Co.	725	121,438
		28,099,733
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	180,256	5,213,003
Brookfield Renewable Corp., Class A	9,685	315,828
Clearway Energy, Inc., Class A	6,870	226,160
Clearway Energy, Inc., Class C	17,013	602,941
Montauk Renewables, Inc.(1)(2)	5,766	69,596
NextEra Energy Partners LP	12,683	1,020,855
Ormat Technologies, Inc.(2)	10,271	928,806
Sunnova Energy International, Inc.(1)(2)	19,818	452,445
Vistra Corp.	96,535	2,348,697
		11,178,331
Industrial Conglomerates — 0.4%
3M Co.	27,979	3,524,514
General Electric Co.	34,627	2,976,883
Honeywell International, Inc.	21,036	4,618,454
Roper Technologies, Inc.	2,557	1,122,242
		12,242,093
Insurance — 3.9%
Aflac, Inc.	87,061	6,262,298
Allstate Corp.	37,206	4,981,883
Ambac Financial Group, Inc.(1)	8,497	138,161
American Equity Investment Life Holding Co.	16,320	661,123
American Financial Group, Inc.	19,134	2,721,237
American International Group, Inc.	121,768	7,684,779
AMERISAFE, Inc.	4,589	272,449
Aon PLC, Class A	15,512	4,782,039
Arch Capital Group Ltd.(1)	59,757	3,580,042
Argo Group International Holdings Ltd.	8,474	230,323
Arthur J Gallagher & Co.	22,526	4,485,152
Assurant, Inc.	7,440	953,957
Assured Guaranty Ltd.	13,568	903,222
Axis Capital Holdings Ltd.	27,339	1,573,633

Brighthouse Financial, Inc.(1)	19,322	1,077,008
Brown & Brown, Inc.	5,779	344,371
Chubb Ltd.	32,408	7,116,473
Cincinnati Financial Corp.	17,924	1,988,847
CNA Financial Corp.	3,609	153,671
CNO Financial Group, Inc.	34,093	800,504
Donegal Group, Inc., Class A	386	5,740
Employers Holdings, Inc.	6,377	296,339
Enstar Group Ltd.(1)	1,312	286,003
Erie Indemnity Co., Class A	3,450	974,246
Everest Re Group Ltd.	6,894	2,329,758
Fidelity National Financial, Inc.	72,414	2,922,629
First American Financial Corp.	23,987	1,310,890
Genworth Financial, Inc., Class A(1)	150,729	758,167
Globe Life, Inc.	16,160	1,938,554
Greenlight Capital Re Ltd., A Shares(1)	438	3,430
Hallmark Financial Services, Inc.(1)	138	87
Hanover Insurance Group, Inc.	6,007	884,831
Hartford Financial Services Group, Inc.	76,123	5,813,514
HCI Group, Inc.(2)	848	31,732
Horace Mann Educators Corp.	14,277	550,949
James River Group Holdings Ltd.	4,260	102,325
Kemper Corp.	8,292	471,981
Kinsale Capital Group, Inc.	3,818	1,176,746
Lemonade, Inc.(1)(2)	7,591	150,681
Lincoln National Corp.	22,145	862,326
Loews Corp.	29,453	1,712,692
Markel Corp.(1)	1,503	1,991,235
Marsh & McLennan Cos., Inc.	19,533	3,382,725
MBIA, Inc.(1)	2,999	38,117
Mercury General Corp.	3,629	131,660
MetLife, Inc.	78,585	6,027,470
National Western Life Group, Inc., Class A	215	45,322
Old Republic International Corp.	79,066	1,937,117
Oscar Health, Inc., Class A(1)	16,083	46,319
Palomar Holdings, Inc.(1)	746	46,804
Primerica, Inc.	12,741	1,898,791
Principal Financial Group, Inc.	44,160	3,960,269
ProAssurance Corp.	10,992	219,730
Progressive Corp.	57,628	7,615,540
Prudential Financial, Inc.	57,161	6,175,103
Reinsurance Group of America, Inc.	14,626	2,111,994
RenaissanceRe Holdings Ltd.	9,601	1,813,725
RLI Corp.	6,100	793,427
Ryan Specialty Holdings, Inc.(1)	2,762	111,253
Safety Insurance Group, Inc.	3,302	302,925
Selective Insurance Group, Inc.	12,794	1,229,759
SiriusPoint Ltd.(1)	8,020	52,290
Stewart Information Services Corp.	9,854	436,138
Tiptree, Inc.	1,990	27,601
Travelers Cos., Inc.	45,507	8,637,684
Trupanion, Inc.(1)(2)	993	51,904
United Fire Group, Inc.	5,594	170,897
Universal Insurance Holdings, Inc.	1,959	21,529
Unum Group	51,852	2,187,117

White Mountains Insurance Group Ltd.	708	962,073
Willis Towers Watson PLC	4,224	1,039,780
WR Berkley Corp.	31,446	2,398,701
		129,159,791
Interactive Media and Services — 2.6%
Alphabet, Inc., Class A(1)	337,362	34,070,188
Alphabet, Inc., Class C(1)	299,448	30,378,999
Cars.com, Inc.(1)	28,764	425,132
IAC, Inc.(1)	5,099	264,587
Match Group, Inc.(1)	7,719	390,273
Meta Platforms, Inc., Class A(1)	130,453	15,406,499
Nextdoor Holdings, Inc.(1)(2)	6,500	14,625
Pinterest, Inc., Class A(1)	45,959	1,168,278
QuinStreet, Inc.(1)	4,890	69,585
Shutterstock, Inc.	5,190	279,326
Snap, Inc., Class A(1)	24,425	251,822
TripAdvisor, Inc.(1)	4,257	86,800
TrueCar, Inc.(1)	11,316	28,177
Yelp, Inc.(1)	11,388	352,458
Ziff Davis, Inc.(1)	4,042	372,915
ZipRecruiter, Inc., Class A(1)	12,191	201,883
ZoomInfo Technologies, Inc.(1)	9,171	262,291
		84,023,838
Internet and Direct Marketing Retail — 1.2%
1-800-Flowers.com, Inc., Class A(1)	3,337	28,231
Amazon.com, Inc.(1)	336,931	32,527,319
Chewy, Inc., Class A(1)(2)	15,151	653,463
ContextLogic, Inc., Class A(1)(2)	7,999	5,869
DoorDash, Inc., Class A(1)	10,786	628,285
Duluth Holdings, Inc., Class B(1)	133	1,165
eBay, Inc.	71,962	3,269,953
Etsy, Inc.(1)	10,482	1,384,567
Lands' End, Inc.(1)	527	6,092
Liquidity Services, Inc.(1)	5,919	98,788
MercadoLibre, Inc.(1)	1,272	1,184,213
PetMed Express, Inc.(2)	2,067	40,927
Poshmark, Inc., Class A(1)	6,417	114,415
Qurate Retail, Inc., Series A(1)	2,849	6,695
Rover Group, Inc.(1)	3,609	17,395
Stitch Fix, Inc., Class A(1)	1,184	4,783
Vivid Seats, Inc., Class A(1)(2)	1,882	14,680
Wayfair, Inc., Class A(1)	1,930	70,715
		40,057,555
IT Services — 3.3%
Accenture PLC, Class A	37,177	11,187,675
Affirm Holdings, Inc.(1)(2)	8,099	112,738
Akamai Technologies, Inc.(1)	17,364	1,647,149
Amdocs Ltd.	13,311	1,182,815
Automatic Data Processing, Inc.	39,402	10,407,644
AvidXchange Holdings, Inc.(1)	7,438	64,116
Block, Inc.(1)	9,985	676,683
Brightcove, Inc.(1)	3,022	16,712
Broadridge Financial Solutions, Inc., ADR	10,301	1,535,982
Cass Information Systems, Inc.	3,618	157,311
Cloudflare, Inc., Class A(1)	3,790	186,241

Cognizant Technology Solutions Corp., Class A	49,765	3,095,881
Computer Task Group, Inc.(1)	51	386
Concentrix Corp.	5,779	707,234
Conduent, Inc.(1)	4,885	19,735
CSG Systems International, Inc.	10,841	670,407
DigitalOcean Holdings, Inc.(1)	6,824	203,560
DXC Technology Co.(1)	65,523	1,944,067
EPAM Systems, Inc.(1)	5,920	2,181,994
Euronet Worldwide, Inc.(1)	5,613	521,728
EVERTEC, Inc.	11,605	391,901
Evo Payments, Inc., Class A(1)	1,906	64,251
ExlService Holdings, Inc.(1)	3,218	602,410
Fastly, Inc., Class A(1)	4,260	41,152
Fidelity National Information Services, Inc.	13,987	1,015,176
Fiserv, Inc.(1)	14,582	1,521,778
FleetCor Technologies, Inc.(1)	3,276	642,751
Gartner, Inc.(1)	6,092	2,134,454
Genpact Ltd.	9,891	456,074
Global Payments, Inc.	7,228	750,122
Globant SA(1)	2,604	487,938
GoDaddy, Inc., Class A(1)	8,587	679,489
Hackett Group, Inc.	3,849	88,912
Information Services Group, Inc.	3,447	18,476
International Business Machines Corp.	39,323	5,855,195
International Money Express, Inc.(1)	12,527	272,086
Jack Henry & Associates, Inc.	10,034	1,899,938
Kyndryl Holdings, Inc.(1)	44,176	517,301
Marqeta, Inc., Class A(1)	34,730	232,344
Mastercard, Inc., Class A	47,165	16,809,606
MAXIMUS, Inc.	7,708	541,872
MongoDB, Inc.(1)	1,042	159,103
Okta, Inc.(1)	1,655	88,245
Paya Holdings, Inc.(1)	3,711	34,549
Paychex, Inc.	39,708	4,924,983
Payoneer Global, Inc.(1)	49,325	266,355
PayPal Holdings, Inc.(1)	56,377	4,420,521
Paysafe Ltd.(1)	8,658	12,294
Perficient, Inc.(1)	918	65,224
Remitly Global, Inc.(1)	18,943	198,144
Sabre Corp.(1)	12,487	76,296
Shift4 Payments, Inc., Class A(1)	4,053	187,816
Snowflake, Inc., Class A(1)	9,319	1,331,685
Squarespace, Inc., Class A(1)	4,538	92,984
SS&C Technologies Holdings, Inc.	4,666	250,844
Switch, Inc., Class A	2,302	78,843
TaskUS, Inc., Class A(1)	833	16,385
Toast, Inc., Class A(1)	15,521	284,966
TTEC Holdings, Inc.	2,332	111,819
Twilio, Inc., Class A(1)	7,973	390,836
Unisys Corp.(1)	1,565	6,730
VeriSign, Inc.(1)	3,983	795,843
Verra Mobility Corp.(1)	20,677	327,730
Visa, Inc., Class A	96,949	21,037,933
Western Union Co.	52,784	773,813

WEX, Inc.(1)	4,015	679,097
		108,156,322
Leisure Products — 0.2%
Acushnet Holdings Corp.	4,992	226,886
American Outdoor Brands, Inc.(1)	141	1,334
AMMO, Inc.(1)(2)	9,052	19,371
Brunswick Corp.	16,777	1,244,854
Clarus Corp.	1,481	12,322
Hasbro, Inc.	6,992	439,238
Hayward Holdings, Inc.(1)	7,594	72,523
JAKKS Pacific, Inc.(1)	881	16,581
Johnson Outdoors, Inc., Class A	466	26,357
Malibu Boats, Inc., Class A(1)	9,165	528,912
Marine Products Corp.	2	23
MasterCraft Boat Holdings, Inc.(1)	5,968	153,497
Mattel, Inc.(1)	25,148	458,448
Polaris, Inc.	15,271	1,741,810
Smith & Wesson Brands, Inc.	13,547	159,448
Sturm Ruger & Co., Inc.	7,481	410,931
Topgolf Callaway Brands Corp.(1)	16,702	349,907
Vista Outdoor, Inc.(1)	19,561	547,121
YETI Holdings, Inc.(1)	14,262	640,221
		7,049,784
Life Sciences Tools and Services — 1.0%
10X Genomics, Inc., Class A(1)	380	14,691
AbCellera Biologics, Inc.(1)	48,670	626,383
Adaptive Biotechnologies Corp.(1)	9,713	85,280
Agilent Technologies, Inc.	16,388	2,539,812
Avantor, Inc.(1)	10,597	236,101
Azenta, Inc.	7,076	426,046
BioLife Solutions, Inc.(1)	4,023	85,167
Bionano Genomics, Inc.(1)	30,478	61,261
Bio-Rad Laboratories, Inc., Class A(1)	2,417	1,002,354
Bio-Techne Corp.	8,248	700,998
Bruker Corp.	15,603	1,051,798
Charles River Laboratories International, Inc.(1)	2,417	552,454
Cytek Biosciences, Inc.(1)	825	10,634
Danaher Corp.	19,936	5,450,702
Illumina, Inc.(1)	4,895	1,067,502
Inotiv, Inc.(1)(2)	2,334	14,097
IQVIA Holdings, Inc.(1)	9,487	2,068,356
Maravai LifeSciences Holdings, Inc., Class A(1)	13,003	193,485
MaxCyte, Inc.(1)	13,261	79,433
Medpace Holdings, Inc.(1)	2,989	627,361
Mettler-Toledo International, Inc.(1)	2,854	4,194,124
NeoGenomics, Inc.(1)	13,588	152,321
PerkinElmer, Inc.	3,128	437,075
Quanterix Corp.(1)	4,446	59,132
Quantum-Si, Inc.(1)	8,490	20,206
Repligen Corp.(1)	4,046	723,587
Seer, Inc.(1)	4,731	30,562
SomaLogic, Inc.(1)	8,825	24,710
Sotera Health Co.(1)	7,435	62,008
Syneos Health, Inc.(1)	1,274	44,947
Thermo Fisher Scientific, Inc.	12,302	6,891,826

Waters Corp.(1)	8,683	3,009,528
West Pharmaceutical Services, Inc.	7,035	1,650,833
		34,194,774
Machinery — 2.4%
AGCO Corp.	9,617	1,276,368
Alamo Group, Inc.	1,835	276,168
Albany International Corp., Class A	8,068	817,853
Allison Transmission Holdings, Inc.	10,746	481,421
Altra Industrial Motion Corp.	3,431	201,125
Astec Industries, Inc.	5,425	240,002
Barnes Group, Inc.	6,838	291,230
Caterpillar, Inc.	46,158	10,912,213
Chart Industries, Inc.(1)	2,783	397,941
Commercial Vehicle Group, Inc.(1)	656	4,526
Crane Holdings Co.	4,034	427,362
Cummins, Inc.	26,409	6,632,884
Deere & Co.	32,096	14,154,336
Desktop Metal, Inc., Class A(1)(2)	15,754	32,296
Donaldson Co., Inc.	21,822	1,329,396
Dover Corp.	4,681	664,468
Enerpac Tool Group Corp.	4,697	117,613
ESCO Technologies, Inc.	705	66,277
Evoqua Water Technologies Corp.(1)	8,305	361,184
Federal Signal Corp.	9,021	438,330
Fortive Corp.	9,623	650,034
Franklin Electric Co., Inc.	2,042	170,099
Gates Industrial Corp. PLC(1)	6,430	74,717
Graco, Inc.	23,006	1,609,730
Greenbrier Cos., Inc.	13,729	527,056
Helios Technologies, Inc.	3,146	165,920
Hillenbrand, Inc.	3,575	178,750
Hillman Solutions Corp.(1)	1,945	15,482
Hyliion Holdings Corp.(1)(2)	15,309	46,233
Hyster-Yale Materials Handling, Inc.	921	26,967
IDEX Corp.	4,492	1,066,805
Illinois Tool Works, Inc.	19,925	4,532,340
Ingersoll Rand, Inc.	28,358	1,530,481
ITT, Inc.	9,679	818,069
John Bean Technologies Corp.	1,818	167,002
Kadant, Inc.	2,411	465,419
Kennametal, Inc.	22,213	586,867
Lincoln Electric Holdings, Inc.	13,392	1,980,409
Lindsay Corp.	1,195	210,906
Manitowoc Co., Inc.(1)	2,026	19,895
Mayville Engineering Co., Inc.(1)	3	38
Microvast Holdings, Inc.(1)(2)	18,299	40,075
Middleby Corp.(1)	1,904	274,538
Miller Industries, Inc.	1,182	32,611
Mueller Industries, Inc.	23,901	1,643,672
Mueller Water Products, Inc., Class A	44,115	514,381
Nordson Corp.	3,228	763,390
Omega Flex, Inc.	306	29,410
Oshkosh Corp.	10,473	964,249
Otis Worldwide Corp.	17,020	1,329,092
PACCAR, Inc.	50,052	5,301,007

Parker-Hannifin Corp.	3,346	1,000,253
Park-Ohio Holdings Corp.	42	561
Pentair PLC	4,959	226,973
Proterra, Inc.(1)(2)	21,372	118,401
Proto Labs, Inc.(1)	2,782	73,779
RBC Bearings, Inc.(1)	2,811	666,123
REV Group, Inc.	10,948	152,068
Shyft Group, Inc.	11,697	286,927
Snap-on, Inc.	9,591	2,307,595
SPX Technologies, Inc.(1)	5,057	338,313
Standex International Corp.	1,812	190,351
Stanley Black & Decker, Inc.	2,888	236,007
Tennant Co.	2,019	128,267
Terex Corp.	16,310	748,792
Timken Co.	13,209	1,003,620
Titan International, Inc.(1)	17,793	254,974
Toro Co.	15,170	1,683,718
Trinity Industries, Inc.	20,874	639,371
Velo3D, Inc.(1)	25,356	51,473
Wabash National Corp.	18,803	471,391
Watts Water Technologies, Inc., Class A	4,609	730,296
Westinghouse Air Brake Technologies Corp.	11,017	1,113,709
Xylem, Inc.	8,535	958,907
		78,240,506
Marine — 0.1%
Costamare, Inc.	13,185	127,103
Eagle Bulk Shipping, Inc.	2,938	151,160
Eneti, Inc.	1,356	12,421
Genco Shipping & Trading Ltd.	12,916	191,544
Kirby Corp.(1)	10,700	746,753
Matson, Inc.	12,948	825,565
Pangaea Logistics Solutions Ltd.	1,520	7,798
Safe Bulkers, Inc.(2)	15,972	45,520
		2,107,864
Media — 0.7%
Altice USA, Inc., Class A(1)	20,711	94,442
AMC Networks, Inc., Class A(1)	8,674	173,133
Boston Omaha Corp., Class A(1)	3,129	89,646
Cable One, Inc.	935	677,211
Charter Communications, Inc., Class A(1)	4,255	1,664,939
Comcast Corp., Class A	269,420	9,871,549
Cumulus Media, Inc., Class A(1)	4,685	34,294
DISH Network Corp., Class A(1)	36,680	588,714
Emerald Holding, Inc.(1)	896	3,441
Entravision Communications Corp., Class A	13,919	77,390
Fox Corp., Class A	58,117	1,885,897
Fox Corp., Class B	26,859	819,737
Gray Television, Inc.	23,554	275,582
iHeartMedia, Inc., Class A(1)	1,645	13,226
Interpublic Group of Cos., Inc.	20,544	705,892
John Wiley & Sons, Inc., Class A	957	45,371
Liberty Broadband Corp., Class A(1)	923	83,255
Liberty Broadband Corp., Class C(1)	11,051	1,004,094
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	2,119	92,854
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	6,882	301,638

Loyalty Ventures, Inc.(1)	43	104
Magnite, Inc.(1)	2,469	27,430
New York Times Co., Class A	21,588	791,200
News Corp., Class A	46,147	883,715
News Corp., Class B	16,858	327,888
Nexstar Media Group, Inc., Class A	3,931	745,160
Omnicom Group, Inc.	11,454	913,571
Paramount Global, Class B	43,346	870,388
PubMatic, Inc., Class A(1)	10,266	160,868
Scholastic Corp.	10,185	418,807
Sinclair Broadcast Group, Inc., Class A	3,662	67,967
Sirius XM Holdings, Inc.	25,864	167,857
TechTarget, Inc.(1)	1,553	70,910
TEGNA, Inc.	24	474
Thryv Holdings, Inc.(1)	1,490	28,578
WideOpenWest, Inc.(1)	18,683	193,929
		24,171,151
Metals and Mining — 1.4%
Alcoa Corp.	44,765	2,244,069
Alpha Metallurgical Resources, Inc.	6,445	1,103,577
Arconic Corp.(1)	22,376	533,220
ATI, Inc.(1)	24,998	762,689
Carpenter Technology Corp.	9,960	408,958
Century Aluminum Co.(1)	4,487	40,428
Cleveland-Cliffs, Inc.(1)	128,922	1,995,712
Coeur Mining, Inc.(1)	56,902	199,157
Commercial Metals Co.	36,000	1,771,920
Compass Minerals International, Inc.	3,433	152,253
Fortitude Gold Corp.	744	4,204
Freeport-McMoRan, Inc.	210,945	8,395,611
Gatos Silver, Inc.(1)	12,800	48,768
Gold Resource Corp.	5,263	8,579
Haynes International, Inc.	2,305	115,158
Hecla Mining Co.	71,464	389,479
Kaiser Aluminum Corp.	5,515	498,556
MP Materials Corp.(1)	12,506	415,824
Newmont Corp.	86,919	4,126,045
Nucor Corp.	56,415	8,459,429
Olympic Steel, Inc.	1,419	49,793
Ramaco Resources, Inc.	4,948	56,655
Reliance Steel & Aluminum Co.	13,836	2,923,408
Royal Gold, Inc.	9,027	1,014,003
Ryerson Holding Corp.	7,281	214,717
Schnitzer Steel Industries, Inc., Class A	6,511	223,523
Steel Dynamics, Inc.	50,683	5,267,484
SunCoke Energy, Inc.	26,357	222,980
TimkenSteel Corp.(1)	18,718	350,027
United States Steel Corp.	66,735	1,754,463
Warrior Met Coal, Inc.	24,272	893,695
Worthington Industries, Inc.	8,923	506,291
		45,150,675
Multiline Retail — 0.7%
Big Lots, Inc.	11,290	220,155
Dillard's, Inc., Class A(2)	1,279	460,056
Dollar General Corp.	22,589	5,775,556

Dollar Tree, Inc.(1)	26,378	3,964,350
Kohl's Corp.	37,092	1,189,911
Macy's, Inc.	82,983	1,950,100
Nordstrom, Inc.(2)	37,346	783,146
Ollie's Bargain Outlet Holdings, Inc.(1)	7,270	442,743
Target Corp.	52,131	8,709,526
		23,495,543
Multi-Utilities — 0.9%
Ameren Corp.	32,019	2,859,937
Avista Corp.	14,958	617,466
CenterPoint Energy, Inc.	66,671	2,074,135
CMS Energy Corp.	25,027	1,528,399
Consolidated Edison, Inc.	50,066	4,908,471
Dominion Energy, Inc.	37,756	2,307,269
DTE Energy Co.	16,048	1,861,729
NiSource, Inc.	69,032	1,928,754
NorthWestern Corp.	7,484	437,140
Public Service Enterprise Group, Inc.	37,534	2,272,684
Sempra Energy	29,736	4,941,826
Unitil Corp.	3,839	210,454
WEC Energy Group, Inc.	21,780	2,159,269
		28,107,533
Oil, Gas and Consumable Fuels — 9.0%
Aemetis, Inc.(1)(2)	1,036	5,708
Alto Ingredients, Inc.(1)	4,759	16,609
Amplify Energy Corp.(1)	1,985	16,436
Antero Midstream Corp.	88,436	1,001,980
Antero Resources Corp.(1)	80,288	2,934,526
APA Corp.	92,043	4,312,215
Arch Resources, Inc.	7,410	1,146,697
Ardmore Shipping Corp.(1)	8,356	126,008
Battalion Oil Corp.(1)	400	4,528
Berry Corp.	22,017	198,373
Brigham Minerals, Inc., Class A	14,153	501,441
California Resources Corp.	15,020	681,608
Callon Petroleum Co.(1)	20,929	877,344
Centrus Energy Corp., Class A(1)	438	16,644
Cheniere Energy, Inc.	11,449	2,007,697
Chesapeake Energy Corp.	38,986	4,035,051
Chevron Corp.	157,319	28,838,146
Chord Energy Corp.	14,835	2,262,783
Civitas Resources, Inc.	19,891	1,339,858
Clean Energy Fuels Corp.(1)	25,415	171,805
CNX Resources Corp.(1)	64,564	1,121,477
Comstock Resources, Inc.	40,657	746,056
ConocoPhillips	170,450	21,052,279
CONSOL Energy, Inc.	15,634	1,210,853
Coterra Energy, Inc.	201,722	5,630,061
Crescent Energy Co., Class A(2)	13,162	184,926
CVR Energy, Inc.	13,599	501,123
Delek US Holdings, Inc.	30,797	954,091
Denbury, Inc.(1)	17,394	1,561,285
Devon Energy Corp.	145,923	9,998,644
DHT Holdings, Inc.	35,817	362,826
Diamondback Energy, Inc.	43,422	6,427,250

Dorian LPG Ltd.	8,352	162,613
DTE Midstream LLC(1)	18,214	1,098,851
Earthstone Energy, Inc., Class A(1)	25,757	407,991
EnLink Midstream LLC(1)	102,048	1,312,337
EOG Resources, Inc.	95,201	13,511,878
EQT Corp.	93,323	3,957,828
Equitrans Midstream Corp.	179,380	1,504,998
Evolution Petroleum Corp.	8,616	62,294
Excelerate Energy, Inc., Class A	1,673	47,446
Exxon Mobil Corp.	384,115	42,767,364
Gevo, Inc.(1)(2)	27,330	59,579
Green Plains, Inc.(1)	17,667	610,572
Gulfport Energy Corp.(1)	1,744	141,421
Hallador Energy Co.(1)	2,755	28,101
Hess Corp.	61,999	8,922,276
Hess Midstream LP, Class A	10,187	318,140
HF Sinclair Corp.	55,397	3,453,449
HighPeak Energy, Inc.(2)	5,048	121,051
International Seaways, Inc.	11,100	478,188
Kimbell Royalty Partners LP(1)	25,310	437,104
Kinder Morgan, Inc.	163,290	3,122,105
Kosmos Energy Ltd.(1)	188,264	1,251,956
Laredo Petroleum, Inc.(1)	7,156	456,767
Magnolia Oil & Gas Corp., Class A	62,594	1,632,451
Marathon Oil Corp.	185,364	5,677,699
Marathon Petroleum Corp.	99,013	12,060,774
Matador Resources Co.	40,975	2,719,101
Murphy Oil Corp.	51,896	2,449,491
NACCO Industries, Inc., Class A	767	34,714
New Fortress Energy, Inc.	3,941	200,597
NextDecade Corp.(1)(2)	3,072	16,681
Noble Corp. PLC(1)	9,041	335,692
Nordic American Tankers Ltd.	40,432	146,364
Northern Oil & Gas, Inc.	6,012	218,777
Occidental Petroleum Corp.	142,106	9,874,946
ONEOK, Inc.	91,751	6,139,977
Overseas Shipholding Group, Inc., Class A(1)	4,535	13,015
Ovintiv, Inc.	77,077	4,297,813
Par Pacific Holdings, Inc.(1)	5,876	137,675
PBF Energy, Inc., Class A	46,823	1,862,151
PDC Energy, Inc.	33,440	2,485,261
Peabody Energy Corp.(1)	38,258	1,221,961
Permian Resources Corp.	61,340	623,214
Phillips 66	93,422	10,130,682
PHX Minerals, Inc.	28	101
Pioneer Natural Resources Co.	37,422	8,831,218
Plains GP Holdings LP, Class A(1)	60,707	803,154
Range Resources Corp.	89,400	2,580,978
Ranger Oil Corp., Class A	8,638	376,358
REX American Resources Corp.(1)	6,281	185,352
Ring Energy, Inc.(1)(2)	13,056	35,251
SandRidge Energy, Inc.(1)	13,588	277,195
Scorpio Tankers, Inc.	12,524	638,974
SFL Corp. Ltd.	40,486	396,358
SilverBow Resources, Inc.(1)(2)	5,668	197,870

Sitio Royalties Corp.(2)	2,400	75,696
SM Energy Co.	49,266	2,123,857
Southwestern Energy Co.(1)	400,311	2,770,152
Talos Energy, Inc.(1)	27,918	548,589
Targa Resources Corp.	58,517	4,353,080
Teekay Corp.(1)	5,750	25,587
Teekay Tankers Ltd., Class A(1)	5,721	193,027
Tellurian, Inc.(1)(2)	7,068	19,013
Texas Pacific Land Corp.	1,655	4,290,654
VAALCO Energy, Inc.(2)	24,053	124,595
Valero Energy Corp.	80,593	10,768,837
Viper Energy Partners LP(1)	8,626	284,917
W&T Offshore, Inc.(1)	5,246	36,040
Williams Cos., Inc.	207,816	7,211,215
World Fuel Services Corp.	19,277	548,431
		294,456,172
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	9,186	358,530
Glatfelter Corp.	2,820	9,785
Louisiana-Pacific Corp.	26,347	1,680,939
Mercer International, Inc.	17,617	243,115
Sylvamo Corp.	14,761	798,422
		3,090,791
Personal Products — 0.2%
BellRing Brands, Inc.(1)	389	9,690
Coty, Inc., Class A(1)	5,231	41,168
Edgewell Personal Care Co.	11,041	477,082
Estee Lauder Cos., Inc., Class A	16,548	3,901,853
Herbalife Nutrition Ltd.(1)	7,525	131,838
Inter Parfums, Inc.	2,547	242,704
Lifevantage Corp.	15	56
Medifast, Inc.	3,800	478,990
Nature's Sunshine Products, Inc.(1)	2	18
NewAge, Inc.(1)	63	—
Nu Skin Enterprises, Inc., Class A	16,943	706,692
Olaplex Holdings, Inc.(1)	10,073	60,136
Thorne HealthTech, Inc.(1)	1,462	7,017
USANA Health Sciences, Inc.(1)	2,650	145,856
		6,203,100
Pharmaceuticals — 4.5%
Aclaris Therapeutics, Inc.(1)	6,019	91,609
Amneal Pharmaceuticals, Inc.(1)	3,268	8,366
Amphastar Pharmaceuticals, Inc.(1)	5,764	169,980
AN2 Therapeutics, Inc.(1)	1,464	14,596
ANI Pharmaceuticals, Inc.(1)	1,548	64,939
Arvinas, Inc.(1)	12,154	498,800
Assertio Holdings, Inc.(1)(2)	8,651	26,818
ATAI Life Sciences NV(1)	9,588	33,846
Atea Pharmaceuticals, Inc.(1)	11,053	51,839
Bristol-Myers Squibb Co.	225,831	18,129,713
Cassava Sciences, Inc.(1)(2)	4,882	170,040
Catalent, Inc.(1)	10,751	538,948
CinCor Pharma, Inc.(1)	3,699	43,648
Collegium Pharmaceutical, Inc.(1)	1,920	41,990
Corcept Therapeutics, Inc.(1)	28,706	725,688

DICE Therapeutics, Inc.(1)	7,408	257,872
Edgewise Therapeutics, Inc.(1)	4,804	42,996
Elanco Animal Health, Inc.(1)	37,120	477,734
Eli Lilly & Co.	60,764	22,548,305
Endo International PLC(1)	30	3
Esperion Therapeutics, Inc.(1)(2)	3,943	26,418
Fulcrum Therapeutics, Inc.(1)	1,978	13,549
Harmony Biosciences Holdings, Inc.(1)	10,075	602,183
Harrow Health, Inc.(1)	9,255	103,193
Innoviva, Inc.(1)	18,818	247,080
Intra-Cellular Therapies, Inc.(1)	1,738	94,234
Jazz Pharmaceuticals PLC(1)	14,871	2,333,409
Johnson & Johnson	191,711	34,124,558
Merck & Co., Inc.	262,439	28,899,783
Nektar Therapeutics(1)	21,804	61,051
NGM Biopharmaceuticals, Inc.(1)	2,286	12,642
Nuvation Bio, Inc.(1)	21,443	40,956
Ocular Therapeutix, Inc.(1)	5,603	16,641
Omeros Corp.(1)(2)	1,336	2,859
Oramed Pharmaceuticals, Inc.(1)(2)	470	3,971
Organon & Co.	11,986	311,876
Paratek Pharmaceuticals, Inc.(1)(2)	1,588	3,525
Perrigo Co. PLC	17,204	554,485
Pfizer, Inc.	495,778	24,853,351
Phibro Animal Health Corp., Class A	1,151	14,169
Pliant Therapeutics, Inc.(1)	3,873	71,186
Prestige Consumer Healthcare, Inc.(1)	11,199	688,291
ProPhase Labs, Inc.(2)	1,024	10,619
Provention Bio, Inc.(1)(2)	4,001	36,169
Revance Therapeutics, Inc.(1)	6,135	133,191
Royalty Pharma PLC, Class A	26,399	1,160,764
SIGA Technologies, Inc.	19,475	178,780
Strongbridge LLC(1)	1,036	188
Supernus Pharmaceuticals, Inc.(1)	19,354	710,679
Theravance Biopharma, Inc.(1)	3,203	34,464
Tricida, Inc.(1)(2)	1,665	400
Ventyx Biosciences, Inc.(1)	1,475	42,760
Viatris, Inc.	312,526	3,447,162
Xeris Biopharma Holdings, Inc.(1)(2)	8	12
Zoetis, Inc.	33,086	5,099,876
		147,872,204
Professional Services — 0.6%
Alight, Inc., Class A(1)	4,051	34,960
ASGN, Inc.(1)	2,173	196,874
Barrett Business Services, Inc.	2,786	273,947
BGSF, Inc.	7	92
Booz Allen Hamilton Holding Corp.	15,940	1,696,016
CACI International, Inc., Class A(1)	690	215,487
CBIZ, Inc.(1)	15,597	774,391
Clarivate PLC(1)	49,020	479,906
CoStar Group, Inc.(1)	26,389	2,138,565
CRA International, Inc.	1,490	183,657
Dun & Bradstreet Holdings, Inc.	4,122	55,482
Equifax, Inc.	4,679	923,494
Exponent, Inc.	8,392	867,817

First Advantage Corp.(1)	3,163	42,068
Franklin Covey Co.(1)	5,738	298,146
FTI Consulting, Inc.(1)	1,759	303,990
Heidrick & Struggles International, Inc.	7,930	235,521
ICF International, Inc.	700	75,859
Insperity, Inc.	10,388	1,231,497
Jacobs Solutions, Inc.	4,828	610,935
KBR, Inc.	14,864	768,023
Kelly Services, Inc., Class A	5,460	92,765
Kforce, Inc.	7,928	468,307
Korn Ferry	16,422	936,547
Leidos Holdings, Inc.	5,910	646,140
ManpowerGroup, Inc.	8,828	772,627
Planet Labs PBC(1)	47,695	258,030
RCM Technologies, Inc.(1)	565	8,633
Resources Connection, Inc.	6,199	119,641
Robert Half International, Inc.	23,988	1,889,775
Science Applications International Corp.	2,679	294,985
TransUnion	6,623	417,779
TriNet Group, Inc.(1)	10,800	782,676
TrueBlue, Inc.(1)	12,838	277,044
Verisk Analytics, Inc.	9,477	1,741,020
		20,112,696
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	36,417	2,898,793
Compass, Inc., Class A(1)(2)	2,594	7,756
Cushman & Wakefield PLC(1)	7,055	80,568
Douglas Elliman, Inc.	25,272	104,121
eXp World Holdings, Inc.(2)	1,079	14,103
Five Point Holdings LLC, Class A(1)	2,053	4,434
Forestar Group, Inc.(1)	1,457	21,607
FRP Holdings, Inc.(1)	435	26,492
Howard Hughes Corp.(1)	6,146	458,123
Jones Lang LaSalle, Inc.(1)	8,523	1,433,313
Kennedy-Wilson Holdings, Inc.	32,075	545,917
Marcus & Millichap, Inc.	6,217	231,521
Newmark Group, Inc., Class A	4,790	40,619
Opendoor Technologies, Inc.(1)(2)	30,795	56,971
RE/MAX Holdings, Inc., Class A	4,653	96,782
RMR Group, Inc., Class A	2,464	71,234
Seritage Growth Properties, Class A(1)	1,215	14,544
St. Joe Co.	5,166	198,529
Tejon Ranch Co.(1)	1,599	31,340
WeWork, Inc., Class A(1)	5,457	15,061
Zillow Group, Inc., Class A(1)	4,270	159,698
Zillow Group, Inc., Class C(1)	16,114	612,010
		7,123,536
Road and Rail — 1.9%
AMERCO	2,660	168,378
AMERCO , Non-Voting Shares(1)	22,928	1,448,362
ArcBest Corp.	9,747	806,759
Avis Budget Group, Inc.(1)	866	193,638
Canadian Pacific Railway Ltd.	12,665	1,037,390
Covenant Logistics Group, Inc.	3,574	137,206
CSX Corp.	309,575	10,120,007

Daseke, Inc.(1)	6,906	40,262
Heartland Express, Inc.	14,246	238,478
Hertz Global Holdings, Inc.(1)(2)	58,752	1,010,534
JB Hunt Transport Services, Inc.	20,692	3,805,052
Knight-Swift Transportation Holdings, Inc.	40,062	2,220,637
Landstar System, Inc.	11,250	1,946,025
Lyft, Inc., Class A(1)	1,189	13,341
Marten Transport Ltd.	24,629	524,844
Norfolk Southern Corp.	35,196	9,027,774
Old Dominion Freight Line, Inc.	20,445	6,186,861
PAM Transportation Services, Inc.(1)	1,111	31,141
Ryder System, Inc.	21,555	2,015,177
Saia, Inc.(1)	7,709	1,877,835
Schneider National, Inc., Class B	12,465	321,098
TuSimple Holdings, Inc., Class A(1)	9,866	22,199
Uber Technologies, Inc.(1)	38,481	1,121,336
Union Pacific Corp.	71,523	15,551,246
Universal Logistics Holdings, Inc.	2,378	90,293
Werner Enterprises, Inc.	20,699	910,342
XPO Logistics, Inc.(1)	9,000	347,580
		61,213,795
Semiconductors and Semiconductor Equipment — 4.4%
ACM Research, Inc., Class A(1)	3,880	35,153
Advanced Micro Devices, Inc.(1)	76,942	5,973,008
Allegro MicroSystems, Inc.(1)	7,221	224,862
Alpha & Omega Semiconductor Ltd.(1)	5,866	205,779
Amkor Technology, Inc.	34,639	970,585
Analog Devices, Inc.	26,097	4,486,335
Applied Materials, Inc.	82,888	9,084,525
Axcelis Technologies, Inc.(1)	10,324	824,475
AXT, Inc.(1)	4,383	23,274
Broadcom, Inc.	16,751	9,230,304
CEVA, Inc.(1)	1,171	31,816
Cirrus Logic, Inc.(1)	12,158	908,324
Cohu, Inc.(1)	16,580	593,896
Diodes, Inc.(1)	12,191	1,124,376
Enphase Energy, Inc.(1)	14,699	4,712,352
Entegris, Inc.	8,813	681,157
Everspin Technologies, Inc.(1)	3,765	25,451
First Solar, Inc.(1)	16,660	2,874,350
FormFactor, Inc.(1)	14,273	329,278
GLOBALFOUNDRIES, Inc.(1)(2)	12,246	788,030
Impinj, Inc.(1)	1,733	221,044
Intel Corp.	277,271	8,337,539
KLA Corp.	17,890	7,033,454
Kulicke & Soffa Industries, Inc.	17,765	851,832
Lam Research Corp.	18,004	8,504,730
Lattice Semiconductor Corp.(1)	10,878	792,245
MACOM Technology Solutions Holdings, Inc.(1)	4,232	290,696
Magnachip Semiconductor Corp.(1)	5,631	56,986
Marvell Technology, Inc.	26,145	1,216,265
MaxLinear, Inc.(1)	13,623	498,602
Microchip Technology, Inc.	31,541	2,497,732
Micron Technology, Inc.	123,499	7,119,717
MKS Instruments, Inc.	6,926	580,814

Monolithic Power Systems, Inc.	2,690	1,027,472
Navitas Semiconductor Corp.(1)(2)	3,767	17,931
NVE Corp.	477	30,390
NVIDIA Corp.	70,332	11,902,284
NXP Semiconductors NV	17,980	3,161,603
ON Semiconductor Corp.(1)	94,162	7,080,982
Onto Innovation, Inc.(1)	7,036	562,528
PDF Solutions, Inc.(1)	2,289	71,806
Photronics, Inc.(1)	22,923	430,952
Power Integrations, Inc.	8,868	713,697
Qorvo, Inc.(1)	12,734	1,263,850
QUALCOMM, Inc.	89,334	11,299,858
Rambus, Inc.(1)	14,238	546,454
Semtech Corp.(1)	4,200	129,108
Silicon Laboratories, Inc.(1)	982	142,822
Skyworks Solutions, Inc.	23,510	2,248,026
SMART Global Holdings, Inc.(1)	8,041	135,973
SolarEdge Technologies, Inc.(1)	3,892	1,163,163
Synaptics, Inc.(1)	6,473	685,944
Teradyne, Inc.	31,708	2,963,113
Texas Instruments, Inc.	94,579	17,067,726
Ultra Clean Holdings, Inc.(1)	11,488	409,317
Universal Display Corp.	4,122	464,220
Veeco Instruments, Inc.(1)	7,338	145,879
Wolfspeed, Inc.(1)	10,546	958,842
		145,752,926
Software — 5.4%
A10 Networks, Inc.	15,352	287,236
ACI Worldwide, Inc.(1)	14,613	305,412
Adeia, Inc.	12,008	132,688
Adobe, Inc.(1)	17,888	6,170,108
Agilysys, Inc.(1)	2,118	140,635
American Software, Inc., Class A	3,664	54,264
ANSYS, Inc.(1)	3,005	764,172
AppLovin Corp., Class A(1)(2)	752	10,836
Aspen Technology, Inc.(1)	4,027	928,224
Autodesk, Inc.(1)	18,528	3,741,730
Bentley Systems, Inc., Class B	9,962	394,595
Bill.com Holdings, Inc.(1)	4,826	581,147
Black Knight, Inc.(1)	4,135	256,329
Blackbaud, Inc.(1)	6,285	372,512
Blend Labs, Inc., Class A(1)	7,568	9,990
Box, Inc., Class A(1)	8,489	233,023
BTRS Holdings, Inc., Class 1(1)	4,109	38,912
C3.ai, Inc., Class A(1)(2)	9,757	126,939
Cadence Design Systems, Inc.(1)	26,752	4,602,414
CCC Intelligent Solutions Holdings, Inc.(1)	2,400	22,080
Cerence, Inc.(1)	7	144
Ceridian HCM Holding, Inc.(1)	3,351	229,342
Cleanspark, Inc.(1)(2)	6,231	14,020
Clear Secure, Inc., Class A	203	6,309
CommVault Systems, Inc.(1)	6,098	402,468
Confluent, Inc., Class A(1)	2,877	66,257
Consensus Cloud Solutions, Inc.(1)	969	55,030
CoreCard Corp.(1)	1,083	32,393

Crowdstrike Holdings, Inc., Class A(1)	12,192	1,434,389
Datadog, Inc., Class A(1)	5,443	412,471
Digital Turbine, Inc.(1)	5,696	104,009
DocuSign, Inc.(1)	11,893	559,804
Dolby Laboratories, Inc., Class A	7,838	586,831
Domo, Inc., Class B(1)	393	5,620
Dropbox, Inc., Class A(1)	14,315	337,261
Duck Creek Technologies, Inc.(1)	6,715	75,141
Dynatrace, Inc.(1)	5,152	199,640
Ebix, Inc.	864	16,407
Elastic NV(1)	1,373	84,014
Envestnet, Inc.(1)	781	46,095
Fair Isaac Corp.(1)	1,639	1,015,721
Fortinet, Inc.(1)	68,897	3,662,565
Freshworks, Inc., Class A(1)(2)	1,705	25,200
Gen Digital, Inc.	39,606	909,354
Gitlab, Inc., Class A(1)(2)	3,895	154,047
Guidewire Software, Inc.(1)	4,122	244,476
HubSpot, Inc.(1)	1,326	401,818
IBEX Holdings Ltd.(1)	583	15,047
InterDigital, Inc.	9,143	458,704
Intuit, Inc.	9,002	3,669,125
KnowBe4, Inc., Class A(1)	2,312	57,083
LiveRamp Holdings, Inc.(1)	3,765	82,679
Manhattan Associates, Inc.(1)	11,720	1,476,017
Marathon Digital Holdings, Inc.(1)(2)	13,349	84,366
Matterport, Inc.(1)(2)	19,552	61,589
Microsoft Corp.	427,348	109,033,569
MicroStrategy, Inc., Class A(1)(2)	488	96,668
Mitek Systems, Inc.(1)	2,761	28,245
NCR Corp.(1)	15,221	363,325
Nutanix, Inc., Class A(1)	9,800	276,948
Olo, Inc., Class A(1)	971	6,904
OneSpan, Inc.(1)	976	12,268
Oracle Corp. (New York)	55,981	4,648,102
Palantir Technologies, Inc., Class A(1)	76,393	572,948
Palo Alto Networks, Inc.(1)	29,590	5,027,341
Paycom Software, Inc.(1)	6,259	2,122,427
Paycor HCM, Inc.(1)(2)	3,600	104,112
Paylocity Holding Corp.(1)	3,090	673,095
Procore Technologies, Inc.(1)	3,585	175,557
Progress Software Corp.	4,437	236,581
PROS Holdings, Inc.(1)	1,953	46,520
PTC, Inc.(1)	3,607	458,846
Qualys, Inc.(1)	9,541	1,176,596
Rapid7, Inc.(1)	1,474	43,336
Rimini Street, Inc.(1)	2,500	10,500
RingCentral, Inc., Class A(1)	2,006	74,342
Riot Blockchain, Inc.(1)(2)	15,461	71,894
Salesforce, Inc.(1)	26,636	4,268,419
Samsara, Inc., Class A(1)	2,032	19,365
SentinelOne, Inc., Class A(1)	10,733	155,629
ServiceNow, Inc.(1)	7,714	3,211,338
Smartsheet, Inc., Class A(1)	2,826	86,871
Splunk, Inc.(1)	2,124	164,992

SPS Commerce, Inc.(1)	3,057	434,889
Synopsys, Inc.(1)	8,239	2,797,470
Telos Corp.(1)	2,835	11,624
Tenable Holdings, Inc.(1)	1,192	45,511
Teradata Corp.(1)	20,249	691,503
Trade Desk, Inc., Class A(1)	17,682	921,939
Tyler Technologies, Inc.(1)	1,410	483,263
UiPath, Inc., Class A(1)	11,803	147,183
Unity Software, Inc.(1)	3,124	123,429
Verint Systems, Inc.(1)	509	20,019
Vertex, Inc., Class A(1)	2,086	35,837
VMware, Inc., Class A(1)	9,125	1,108,596
Workday, Inc., Class A(1)	4,746	796,853
Workiva, Inc.(1)	333	26,826
Xperi, Inc.	4,138	44,318
Yext, Inc.(1)	2,149	11,454
Zoom Video Communications, Inc., Class A(1)	17,059	1,286,760
Zscaler, Inc.(1)	1,529	204,045
		178,516,939
Specialty Retail — 2.9%
Aaron's Co., Inc.	5,507	67,130
Abercrombie & Fitch Co., Class A(1)	19,073	457,371
Academy Sports & Outdoors, Inc.	33,408	1,686,436
Advance Auto Parts, Inc.	14,085	2,126,694
American Eagle Outfitters, Inc.	38,156	603,628
America's Car-Mart, Inc.(1)	744	54,133
Arko Corp.	31,696	298,893
Asbury Automotive Group, Inc.(1)	5,104	957,612
AutoNation, Inc.(1)	16,151	2,001,270
AutoZone, Inc.(1)	756	1,949,724
Bath & Body Works, Inc.	10,849	461,082
Bed Bath & Beyond, Inc.(1)(2)	21,155	71,927
Best Buy Co., Inc.	40,235	3,432,045
Big 5 Sporting Goods Corp.(2)	3,884	48,200
Boot Barn Holdings, Inc.(1)	6,576	442,894
Buckle, Inc.	15,827	695,597
Build-A-Bear Workshop, Inc.	2,133	50,659
Burlington Stores, Inc.(1)	13,677	2,676,315
Caleres, Inc.	16,722	404,004
Camping World Holdings, Inc., Class A	1,330	36,615
CarMax, Inc.(1)	20,133	1,396,425
Cato Corp., Class A	1,679	17,462
Chico's FAS, Inc.(1)	39,044	229,188
Children's Place, Inc.(1)	3,868	137,314
Citi Trends, Inc.(1)	1,443	43,607
Conn's, Inc.(1)	549	5,468
Container Store Group, Inc.(1)	5,121	24,325
Designer Brands, Inc., Class A	28,028	428,828
Destination XL Group, Inc.(1)	22,771	151,655
Dick's Sporting Goods, Inc.	19,068	2,280,151
EVgo, Inc.(1)(2)	1,349	8,634
Five Below, Inc.(1)	8,671	1,394,817
Floor & Decor Holdings, Inc., Class A(1)	8,772	654,654
Foot Locker, Inc.	39,741	1,581,692
GameStop Corp., Class A(1)(2)	1,176	30,823

Gap, Inc.	64,252	934,224
Genesco, Inc.(1)	3,776	197,107
Group 1 Automotive, Inc.	5,661	1,094,498
Guess?, Inc.	9,039	187,650
Haverty Furniture Cos., Inc.	7,177	226,291
Hibbett, Inc.	6,345	422,958
Home Depot, Inc.	29,718	9,628,335
Leslie's, Inc.(1)	5,958	86,987
Lithia Motors, Inc.	6,934	1,659,376
LL Flooring Holdings, Inc.(1)	2,757	18,775
Lowe's Cos., Inc.	25,041	5,322,465
MarineMax, Inc.(1)	8,585	283,563
Monro, Inc.	771	35,057
Murphy USA, Inc.	7,985	2,362,043
National Vision Holdings, Inc.(1)	6,693	270,799
ODP Corp.(1)	14,067	677,045
O'Reilly Automotive, Inc.(1)	3,384	2,925,603
Penske Automotive Group, Inc.	7,787	984,666
Rent-A-Center, Inc.	18,132	436,800
RH(1)	3,918	1,123,800
Ross Stores, Inc.	70,161	8,255,845
Sally Beauty Holdings, Inc.(1)	14,451	169,944
Shoe Carnival, Inc.	4,403	116,283
Signet Jewelers Ltd.	16,515	1,073,475
Sleep Number Corp.(1)	703	20,563
Sonic Automotive, Inc., Class A	7,363	391,270
Sportsman's Warehouse Holdings, Inc.(1)	3,904	38,337
Tilly's, Inc., Class A	7,163	68,049
TJX Cos., Inc.	152,690	12,222,834
Tractor Supply Co.	25,145	5,690,565
TravelCenters of America, Inc.(1)	6,949	355,441
Ulta Beauty, Inc.(1)	12,846	5,971,335
Urban Outfitters, Inc.(1)	20,566	595,180
Victoria's Secret & Co.(1)	20,654	950,084
Williams-Sonoma, Inc.	21,385	2,499,906
Winmark Corp.	285	68,400
Zumiez, Inc.(1)	6,198	144,103
		94,416,928
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	968,163	143,317,169
Avid Technology, Inc.(1)	1,549	43,496
Contra Zagg, Inc.(1)	2	—
Dell Technologies, Inc., Class C	8,153	365,173
Eastman Kodak Co.(1)	7,870	33,290
Hewlett Packard Enterprise Co.	78,511	1,317,415
HP, Inc.	36,844	1,106,794
Immersion Corp.(1)	11,407	82,815
IonQ, Inc.(1)(2)	10,800	55,728
NetApp, Inc.	22,544	1,524,200
Pure Storage, Inc., Class A(1)	14,781	431,457
Seagate Technology Holdings PLC	28,460	1,507,526
Stratasys Ltd.(1)	556	7,801
Super Micro Computer, Inc.(1)	13,522	1,220,090
Turtle Beach Corp.(1)	89	850
Western Digital Corp.(1)	26,638	978,946

Xerox Holdings Corp.	32,037	522,523
		152,515,273
Textiles, Apparel and Luxury Goods — 1.0%
Allbirds, Inc., Class A(1)	2,473	7,122
Capri Holdings Ltd.(1)	35,872	2,057,259
Carter's, Inc.	8,515	621,936
Columbia Sportswear Co.	4,916	440,424
Crocs, Inc.(1)	14,993	1,514,293
Deckers Outdoor Corp.(1)	5,654	2,255,268
Ermenegildo Zegna NV	5,433	59,709
Fossil Group, Inc.(1)	3,467	16,538
G-III Apparel Group Ltd.(1)	19,494	421,655
Hanesbrands, Inc.(2)	35,884	241,141
Kontoor Brands, Inc.	8,133	353,379
Levi Strauss & Co., Class A	26,614	439,929
lululemon athletica, Inc.(1)	19,188	7,297,388
Movado Group, Inc.	5,146	165,650
NIKE, Inc., Class B	83,397	9,147,817
Oxford Industries, Inc.	7,508	847,353
PVH Corp.	13,458	904,108
Ralph Lauren Corp.	11,075	1,252,804
Rocky Brands, Inc.	280	7,918
Skechers USA, Inc., Class A(1)	20,268	854,702
Steven Madden Ltd.	15,435	533,125
Tapestry, Inc.	73,325	2,769,485
Under Armour, Inc., Class A(1)	24,986	249,860
Under Armour, Inc., Class C(1)	25,270	220,354
Unifi, Inc.(1)	1,684	14,752
Vera Bradley, Inc.(1)	320	1,216
VF Corp.	33,496	1,099,339
		33,794,524
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	21,677	869,464
Blue Foundry Bancorp(1)	5,221	68,238
Bridgewater Bancshares, Inc.(1)	6,883	132,635
Columbia Financial, Inc.(1)	5,642	124,575
Enact Holdings, Inc.	9,088	225,382
Essent Group Ltd.	33,845	1,356,846
Federal Agricultural Mortgage Corp., Class C	2,349	295,622
Flagstar Bancorp, Inc.	17,426	654,172
FS Bancorp, Inc.	826	28,249
Hingham Institution For Savings	252	73,957
Home Bancorp, Inc.	153	6,576
Kearny Financial Corp.	11,058	106,931
Merchants Bancorp	4,455	114,003
MGIC Investment Corp.	111,388	1,529,357
Mr. Cooper Group, Inc.(1)	24,966	1,127,465
New York Community Bancorp, Inc.(2)	99,819	933,308
NMI Holdings, Inc., Class A(1)	33,870	729,221
Northfield Bancorp, Inc.	12,306	196,281
Ocwen Financial Corp.(1)	2,159	72,845
OP Bancorp	18	211
PennyMac Financial Services, Inc.	10,501	626,490
Provident Financial Services, Inc.	19,848	447,175
Radian Group, Inc.	53,394	1,044,921

Southern Missouri Bancorp, Inc.	2,496	129,443
Sterling Bancorp, Inc.(1)	3	19
TFS Financial Corp.	2,590	35,354
TrustCo Bank Corp. NY	5,849	227,175
Walker & Dunlop, Inc.	8,462	755,741
Waterstone Financial, Inc.	3,508	58,759
Western New England Bancorp, Inc.	90	895
WSFS Financial Corp.	15,377	745,938
		12,717,248
Trading Companies and Distributors — 0.9%
Air Lease Corp.	33,425	1,290,874
Alta Equipment Group, Inc.	1,812	21,816
Applied Industrial Technologies, Inc.	6,604	874,964
Beacon Roofing Supply, Inc.(1)	1,004	58,624
BlueLinx Holdings, Inc.(1)	3,327	230,894
Boise Cascade Co.	14,952	1,107,046
Custom Truck One Source, Inc.(1)	792	5,417
Fastenal Co.	74,914	3,858,820
GATX Corp.	11,242	1,267,536
H&E Equipment Services, Inc.	14,675	615,323
Herc Holdings, Inc.	8,034	1,029,718
Hudson Technologies, Inc.(1)	13,162	148,599
McGrath RentCorp	7,891	774,265
MRC Global, Inc.(1)	224	2,634
MSC Industrial Direct Co., Inc., Class A	7,413	636,258
NOW, Inc.(1)	21,555	269,006
Rush Enterprises, Inc., Class A	11,475	591,307
Rush Enterprises, Inc., Class B	820	43,452
SiteOne Landscape Supply, Inc.(1)	5,049	633,801
Textainer Group Holdings Ltd.	16,261	495,635
Titan Machinery, Inc.(1)	10,183	448,357
Transcat, Inc.(1)	343	27,450
Triton International Ltd.	25,106	1,693,902
United Rentals, Inc.(1)	10,742	3,792,248
Univar Solutions, Inc.(1)	9,847	326,231
Veritiv Corp.	5,344	718,982
Watsco, Inc.	3,498	940,892
WESCO International, Inc.(1)	3,697	476,617
WW Grainger, Inc.	9,410	5,674,795
		28,055,463
Transportation Infrastructure†
RXO, Inc.(1)	6,623	125,837
Water Utilities — 0.1%
American States Water Co.	3,527	345,611
American Water Works Co., Inc.	15,739	2,388,551
California Water Service Group	3,834	248,941
Essential Utilities, Inc.	11,058	533,438
Global Water Resources, Inc.	7	89
Middlesex Water Co.	273	25,512
		3,542,142
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(1)	3,495	54,837
Shenandoah Telecommunications Co.	16,513	321,508
Telephone & Data Systems, Inc.	39,266	413,864
T-Mobile U.S., Inc.(1)	68,501	10,375,161

United States Cellular Corp.(1)	3,966	84,317
		11,249,687
TOTAL COMMON STOCKS (Cost $3,093,041,118)		3,280,189,395
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,636,120	3,636,120
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,509,821	7,509,821
TOTAL SHORT-TERM INVESTMENTS (Cost $11,145,941)		11,145,941
TOTAL INVESTMENT SECURITIES—100.1% (Cost $3,104,187,059)		3,291,335,336
OTHER ASSETS AND LIABILITIES — (0.1)%		(4,554,302)
TOTAL NET ASSETS — 100.0%		$3,286,781,034

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,881,180. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,115,697 which includes security collateral of $2,605,876.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.